UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22818

Westchester Capital Funds
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2020

Date of reporting period:  June 30, 2020

Item 1. Reports to Stockholders.
June 30, 2020

Semi-Annual Report

THE MERGER FUND

WCM ALTERNATIVES:
EVENT-DRIVEN FUND

WCM ALTERNATIVES:
CREDIT EVENT FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available free of charge on a website, and if you have not previously elected electronic delivery of your shareholder reports, you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund (or your financial intermediary) electronically by calling 1-800-343-8959 (or by contacting your financial intermediary). You may elect to receive all future reports in paper free of charge. You can inform the Fund (or your financial intermediary) that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-343-8959 (or by contacting your financial intermediary). Your election to receive reports in paper will apply to all funds held with Westchester Capital Funds if you invest directly with the Fund or all funds held in your account if you invest through your financial intermediary.

DEAL COMPOSITION

The Merger Fund (Unaudited)

Type of Buyer		Deal Terms*
Strategic	92.3%	Cash	64.4%
Financial	7.7%	Stock with Fixed Exchange Ratio	18.2%
		Stock and Stub(1)	9.4%
By Deal Type		Cash & Stock	6.2%
Friendly	100.0%	Risk Reversal	1.6%
Hostile	—%	Undetermined(2)	0.2%
		Stock with Flexible
		Exchange Ratio (Collar)	—%	**

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2020.
**	Less than 0.05%.
(1)	“Stub” includes assets other than cash and stock (e.g., escrow notes).
(2)
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION*

The Merger Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stocks, preferred stocks, contingent value rights, rights, warrants, bank loans, corporate bonds and swap contract positions as of June 30, 2020. Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, investments purchased with the cash proceeds from securities lending collateral, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

PORTFOLIO COMPOSITION*

WCM Alternatives: Event-Driven Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stocks, closed-end funds, preferred stocks, contingent value rights, rights, warrants, bank loans, convertible bonds, corporate bonds and swap contract positions as of June 30, 2020. Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

PORTFOLIO COMPOSITION*

WCM Alternatives: Credit Event Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stocks, preferred stocks, rights, warrants, bank loans, convertible bonds, corporate bonds and swap contract positions as of June 30, 2020. Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, securities sold short and short total return swap contracts. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The Merger Fund and Westchester Capital Funds
EXPENSE EXAMPLE
June 30, 2020 (Unaudited)

As a shareholder of The Merger Fund, WCM Alternatives: Event-Driven Fund and/or WCM Alternatives: Credit Event Fund (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund specific expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period. The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses or extraordinary expenses.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

The Merger Fund and Westchester Capital Funds
EXPENSE EXAMPLE (continued)
June 30, 2020 (Unaudited)

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/20-
	6/30/20	1/1/20	6/30/20	6/30/20(1)
The Merger Fund
Investor Class
Actual Expenses(2)(3)	1.50%	$1,000.00	$ 998.80	$7.45
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(3)	1.50%	$1,000.00	$1,017.40	$7.52
Institutional Class
Actual Expenses(2)(3)	1.20%	$1,000.00	$1,000.00	$5.97
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(3)	1.20%	$1,000.00	$1,018.90	$6.02

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/20-
	6/30/20	1/1/20	6/30/20	6/30/20(1)
WCM Alternatives: Event-Driven Fund
Investor Class
Actual Expenses(2)(4)	2.04%	$1,000.00	$ 930.70	$ 9.79
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(4)	2.04%	$1,000.00	$1,014.72	$10.22
Institutional Class
Actual Expenses(2)(4)	1.79%	$1,000.00	$ 931.90	$ 8.60
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(4)	1.79%	$1,000.00	$1,015.96	$ 8.97

The Merger Fund and Westchester Capital Funds
EXPENSE EXAMPLE (continued)
June 30, 2020 (Unaudited)

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/20-
	6/30/20	1/1/20	6/30/20	6/30/20(1)
WCM Alternatives: Credit Event Fund
Investor Class
Actual Expenses(2)(5)	1.98%	$1,000.00	$ 946.30	$9.58
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(5)	1.98%	$1,000.00	$1,015.02	$9.92
Institutional Class
Actual Expenses(2)(5)	1.73%	$1,000.00	$ 943.60	$8.36
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(5)	1.73%	$1,000.00	$1,016.26	$8.67

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
(2)
Based on the actual returns of (0.12)%, 0.00%, (6.93)%, (6.81)%, (5.37)% and (5.64)% for the six-month period ended June 30, 2020 for The Merger Fund Investor and Institutional Classes, WCM Alternatives: Event-Driven Fund Investor and Institutional Classes and WCM Alternatives: Credit Event Fund Investor and Institutional Classes, respectively.

(3)
Excluding dividends on securities sold short and borrowing expense on securities sold short, your actual cost of investment and your hypothetical cost of investment would have been $7.36 and $7.42, respectively in The Merger Fund Investor Class and $5.87 and $5.92, respectively in The Merger Fund Institutional Class.

(4)
Excluding dividends and interest on securities sold short and borrowing expense on securities sold short, your actual cost of investment and your hypothetical cost of investment would have been $8.74 and $9.12, respectively in WCM Alternatives: Event-Driven Fund Investor Class and $7.54 and $7.87, respectively in WCM Alternatives: Event-Driven Fund Institutional Class.

(5)
Excluding interest on securities sold short, borrowing expense on securities sold short and interest on reverse repurchase agreements, your actual cost of investment and your hypothetical cost of investment would have been $9.15 and $9.47, respectively in WCM Alternatives: Credit Event Fund Investor Class and $7.93 and $8.22, respectively in WCM Alternatives: Credit Event Fund Institutional Class.

The Merger Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 96.46%

COMMON STOCKS — 42.85%

A/C HEATING &
FRIDGE EQUIPMENT — 0.06%
Carrier Global Corporation (j)	85,009	$1,888,900

AIR FREIGHT & LOGISTICS — 1.26%
XPO Logistics, Inc. (a)(j)(k)	527,800	40,772,550

APPLICATION SOFTWARE — 2.48%
LogMeIn, Inc. (k)	949,676	80,504,035

ASSET MANAGEMENT &
CUSTODY BANKS — 2.46%
Legg Mason, Inc.	1,600,265	79,613,184

AUTO PARTS & EQUIPMENT — 1.82%
Delphi Technologies plc (a)(b)(k)	4,162,844	59,154,013

BIOTECHNOLOGY — 0.29%
Portola Pharmaceuticals, Inc. (a)	521,562	9,382,900

BROADCASTING — 0.07%
Fox Corporation Class A (j)	84,166	2,257,332

CASINOS & GAMING — 2.20%
Caesars Entertainment Corporation (a)	5,874,530	71,258,049

CHEMICALS — 0.36%
DuPont de Nemours, Inc. (e)(j)	218,835	11,626,704

ELECTRIC UTILITIES — 1.86%
El Paso Electric Company (e)	902,139	60,443,313

ELECTRONIC EQUIPMENT
& INSTRUMENTS — 0.44%
Fitbit, Inc. Class A (a)(e)(j)(k)	2,225,272	14,375,257

ELEVATOR & MOVING STAIRWAY — 0.24%
Otis Worldwide Corporation (j)	135,062	7,679,625

ENVIRONMENTAL &
FACILITIES SERVICES — 1.70%
Advanced Disposal Services, Inc. (a)	1,826,362	55,101,342

HEALTH CARE EQUIPMENT — 5.33%
Wright Medical Group N.V. (a)(b)(e)	5,811,709	172,723,991

INSURANCE BROKERS — 5.01%
Willis Towers Watson plc (b)(e)	825,363	162,555,243

INTEGRATED TELECOMMUNICATION
SERVICES — 0.22%
Cincinnati Bell, Inc. (a)	470,972	6,993,934

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
INTERACTIVE MEDIA & SERVICES — 1.13%
Bitauto Holdings Ltd. — ADR (a)(j)	42,700	$676,795
IAC/InterActiveCorp (a)(j)	111,466	36,048,104
		36,724,899
INVESTMENT BANKING
& BROKERAGE — 7.54%
E*TRADE Financial Corporation	2,750,940	136,804,246
TD Ameritrade Holdings Corporation	2,963,440	107,809,947
		244,614,193
IT CONSULTING &
OTHER SERVICES — 0.09%
Grid Dynamics Holdings, Inc. (a)	439,436	3,032,108

LIFE & HEALTH INSURANCE — 0.02%
Genworth Financial, Inc. Class A (a)	306,379	707,736

LIFE SCIENCES TOOLS & SERVICES — 0.22%
Qiagen N.V. (a)(b)	167,609	7,175,341

PACKAGED FOOD — 0.11%
Whole Earth Brands, Inc. (a)	450,123	3,632,493

REITs — 2.27%
Broadmark Realty Capital, Inc. (k)	501,551	4,749,688
Taubman Centers, Inc.	1,821,627	68,784,636
		73,534,324
SPECIALTY STORES — 4.91%
Tiffany & Company (e)	1,305,677	159,214,253

SYSTEMS SOFTWARE — 0.76%
Forescout Technologies, Inc. (a)	1,155,453	24,495,604
TOTAL COMMON STOCKS
(Cost $1,410,746,197)		1,389,461,323

	Shares/Units
SPECIAL PURPOSE ACQUISITION
COMPANIES — 6.85% (a)
Andina Acquisition Corporation III (b)	584,088	5,992,743
Apex Technology Acquisition
Corporation Class A	604,500	6,190,080
B. Riley Principal Merger Corporation II	268,027	3,138,596
CC Neuberger Principal Holdings I (b)	23,704	251,262
CF Finance Acquisition
Corporation Class A	390,688	4,238,965
Churchill Capital Corporation II Class A (k)	302,610	3,419,493

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares/Units	Value
Churchill Capital Corporation III Class A	142,884	$1,541,718
CIIG Merger Corporation Class A (k)	315,662	3,125,054
Collier Creek Holdings Class A (b)	135,908	1,861,940
dMY Technology Group, Inc. Class A	267,504	2,683,065
FinTech Acquisition
Corporation III Class A	328,770	3,669,073
Flying Eagle Acquisition
Corporation Class A	833,500	9,151,830
Foley Trasimene Acquisition Corporation	328,955	3,509,950
Fortress Value Acquisition Corporation	914,396	9,418,279
Fusion Acquisition Corporation	213,485	2,169,008
Galileo Acquisition Corporation (b)	112,274	1,112,635
GigCapital3, Inc.	310,670	3,119,127
Gores Holdings IV, Inc. Class A	350,312	3,552,164
GS Acquisition Holdings Corporation II	95,223	1,000,794
Haymaker Acquisition
Corporation II Class A	893,499	9,247,715
Hennessy Capital Acquisition
Corporation IV Class A	175,540	1,887,055
InterPrivate Acquisition Corporation	464,184	4,604,705
Jaws Acquisition Corporation (b)	242,283	2,527,012
Juniper Industrial Holdings, Inc. Class A	817,774	8,153,207
Kensington Capital
Acquisition Corporation	476,937	4,778,909
Leo Holdings Corporation Class A (b)	625,493	6,505,127
LGL Systems Acquisition
Corporation Class A	506,660	5,023,585
Longview Acquisition Corporation	1,843,595	18,620,309
Merida Merger Corporation I	240,205	2,351,607
Monocle Acquisition Corporation	204,085	2,095,953
Netfin Acquisition
Corporation Class A (b)	6,674	71,745
New Providence Acquisition
Corporation Class A	454,276	4,579,102
Oaktree Acquisition
Corporation Class A (b)	177,087	1,800,975
Orisun Acquisition Corporation	113,258	1,147,303
Pivotal Investment Corporation II Class A	121,848	1,236,757
PropTech Acquisition
Corporation Class A	183,000	1,857,450
Schultze Special Purpose
Acquisition Corporation	301,021	3,079,445

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares/Units	Value
Social Capital Hedosophia Holdings
Corporation III (b)	171,633	$2,037,284
Software Acquisition Group, Inc. Class A	567,174	5,700,099
Spartan Energy Acquisition
Corporation Class A	821,726	8,808,903
Subversive Capital Acquisition
Corporation Class A (b)(f)(m)	3,038,321	30,231,294
Thunder Bridge
Acquisition II Ltd. Class A (b)	516,986	5,221,559
Tottenham Acquisition I Ltd. (b)(f)	66,234	719,301
Trebia Acquisition Corporation (b)	373,292	3,900,901
Trident Acquisitions Corporation (f)(m)	654,925	7,269,667
Tuscan Holdings Corporation (e)	610,840	6,248,893
Tuscan Holdings Corporation II	331,070	3,327,253
TOTAL SPECIAL PURPOSE ACQUISITION
COMPANIES (Cost $210,948,689)		222,178,891

	Shares
PREFERRED STOCKS — 0.22% (a)
WESCO International, Inc.,
10.625%, Series A	269,726	7,153,127
TOTAL PREFERRED STOCKS
(Cost $7,161,219)		7,153,127

CONTINGENT VALUE RIGHTS — 0.10% (a)(f)
Alder Biopharmaceuticals, Inc.	2,217,560	3,049,145
Media General, Inc. (e)	891,153	44,558
TOTAL CONTINGENT VALUE RIGHTS
(Cost $0)		3,093,703

RIGHTS — 0.05% (a)
Bristol-Myers Squibb Company	453,175	1,622,367
TOTAL RIGHTS (Cost $1,595,530)		1,622,367

WARRANTS — 0.30% (a)
Akazoo S.A.
Expiration: December 2024,
Exercise Price: $11.50 (b)(d)(g)	238,850	—
Apex Technology Acquisition
Corporation Class A
Expiration: September 2026,
Exercise Price: $11.50	302,250	513,825

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
CF Finance Acquisition Corporation Class A
Expiration: April 2025,
Exercise Price: $11.50	293,016	$395,572
Churchill Capital Corporation II Class A
Expiration: July 2024,
Exercise Price: $11.50	100,870	291,514
Churchill Capital Corporation III Class A
Expiration: March 2027,
Exercise Price: $11.50	35,721	107,163
CIIG Merger Corporation Class A
Expiration: December 2026,
Exercise Price: $11.50	157,831	149,939
Collier Creek Holdings Class A
Expiration: November 2023,
Exercise Price: $11.50 (b)	65,000	211,250
dMY Technology Group, Inc. Class A
Expiration: February 2027,
Exercise Price: $11.50	133,752	204,641
FinTech Acquisition
Corporation III Class A
Expiration: December 2023,
Exercise Price: $11.50	164,385	378,085
Flying Eagle Acquisition
Corporation Class A
Expiration: February 2027,
Exercise Price: $11.50	208,375	625,125
Galileo Acquisition Corporation
Expiration: October 2026,
Exercise Price: $11.50 (b)	112,274	65,119
Gores Holdings IV, Inc. Class A
Expiration: January 2025,
Exercise Price: $11.50	87,578	157,640
Graf Industrial Corporation
Expiration: December 2025,
Exercise Price: $11.50	394,617	899,727
Grid Dynamics Holdings, Inc.
Expiration: September 2023,
Exercise Price: $11.50	219,718	351,549
Haymaker Acquisition Corporation II Class A
Expiration: October 2026,
Exercise Price: $11.50	297,833	464,619

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
Hennessy Capital Acquisition
Corporation IV Class A
Expiration: September 2025,
Exercise Price: $11.50	131,655	$144,820
International General Insurance
Holdings Ltd.
Expiration: March 2025,
Exercise Price: $11.50 (b)	311,172	105,767
InterPrivate Acquisition Corporation
Expiration: October 2024,
Exercise Price: $11.50	232,092	139,255
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026,
Exercise Price: $11.50	408,887	355,732
KLDiscovery, Inc.
Expiration: December 2025,
Exercise Price: $11.50 (f)	677,651	142,307
LGL Systems Acquisition
Corporation Class A
Expiration: November 2026,
Exercise Price: $11.50	253,330	230,530
Merida Merger Corporation I
Expiration: November 2026,
Exercise Price: $11.50	120,103	60,052
Monocle Acquisition Corporation
Expiration: June 2024,
Exercise Price: $11.50	204,085	132,829
New Providence Acquisition
Corporation Class A
Expiration: September 2024,
Exercise Price: $11.50	227,138	227,138
Open Lending Corporation
Expiration: June 2025,
Exercise Price: $11.50	141,718	566,872
Pivotal Investment Corporation II Class A
Expiration: June 2025,
Exercise Price: $11.50	40,616	32,087
PropTech Acquisition Corporation Class A
Expiration: October 2026,
Exercise Price: $11.50	91,300	63,910
Repay Holdings Corporation
Expiration: July 2024,
Exercise Price: $11.50	338,801	1,107,879

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
Software Acquisition Group, Inc. Class A
Expiration: October 2026,
Exercise Price: $11.50	283,587	$255,257
Thunder Bridge Acquisition II Ltd. Class A
Expiration: November 2026,
Exercise Price: $11.50 (b)	258,496	372,234
Tuscan Holdings Corporation
Expiration: April 2026,
Exercise Price: $11.50	610,840	357,341
Tuscan Holdings Corporation II
Expiration: July 2025,
Exercise Price: $11.50	165,535	89,389
Whole Earth Brands, Inc.
Expiration: June 2025,
Exercise Price: $11.50	337,592	384,855
TOTAL WARRANTS (Cost $5,958,697)		9,584,022

	Principal
	Amount
BANK LOANS — 2.44% (f)(i)
Avaya Holdings Corporation
4.435% (3 Month U.S.
LIBOR + 4.250%), 12/15/2024	$16,332,815	15,107,854
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S.
LIBOR + 4.250%), 6/7/2023	10,785,458	8,817,112
Flavors Holdings, Inc.
7.200% (3 Month U.S.
LIBOR + 5.750%), 10/7/2020	9,053,000	9,007,735
McGraw-Hill Global Education Holdings LLC
5.000% (3 Month U.S.
LIBOR + 4.000%), 5/4/2022	11,224,394	9,568,796
Refinitiv U.S. Holdings, Inc.
3.428% (1 Month U.S.
LIBOR + 3.250%), 10/1/2025	29,989,043	29,389,412
RentPath LLC
0.000% (3 Month U.S.
LIBOR + 4.750%), 12/17/2021 (n)	9,499,000	6,696,795
8.000% (1 Month U.S.
LIBOR + 7.000%), 12/14/2025	443,691	409,305
TOTAL BANK LOANS (Cost $84,962,150)		78,997,009

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS — 2.77% (f)
CEC Entertainment, Inc.
8.000%, 2/15/2022 (n)	$9,205,000	$1,012,550
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	2,935,000	3,002,843
8.000%, 10/15/2025 (h)	11,838,000	12,399,061
EIG Investors Corporation
10.875%, 2/1/2024	8,231,000	8,014,072
Global A&T Electronics Ltd.
8.500%, 1/12/2023 (b)	7,505,000	7,140,226
Nielsen Finance LLC /
Nielsen Finance Company
5.000%, 4/15/2022 (h)	12,171,000	12,149,092
Refinitiv U.S. Holdings, Inc.
8.250%, 11/15/2026 (h)	25,129,000	27,239,459
Stars Group Holdings BV /
Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)	5,345,000	5,646,645
T-Mobile USA, Inc.
6.500%, 1/15/2024	9,842,000	10,086,229
6.375%, 3/1/2025	3,180,000	3,270,630
TOTAL CORPORATE BONDS
(Cost $98,877,918)		89,960,807

	Contracts
	(100 shares	Notional
	per contract)	Amount
PURCHASED PUT OPTIONS — 0.09% (a)
BorgWarner, Inc.
Expiration: August 2020,
Exercise Price: $22.50	877	$3,095,810	10,962
DuPont de Nemours, Inc.
Expiration: August 2020,
Exercise Price: $42.50	631	3,352,503	46,694
Expiration: September 2020,
Exercise Price: $40.00	1,557	8,272,341	126,117
Fox Corporation Class A
Expiration: July 2020,
Exercise Price: $25.00	841	2,255,562	42,050
IAC/InterActiveCorp
Expiration: July 2020,
Exercise Price: $200.00	1,064	34,409,760	15,960
Otis Worldwide Corporation
Expiration: September 2020,
Exercise Price: $45.00	455	2,587,130	53,463

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
SPDR S&P 500 ETF Trust
Expiration: July 2020,
Exercise Price: $240.00	1,756	$54,148,016	$39,510
Expiration: July 2020,
Exercise Price: $280.00	1,756	54,148,016	207,208
Expiration: July 2020,
Exercise Price: $305.00	3,071	94,697,356	1,658,340
XPO Logistics, Inc.
Expiration: August 2020,
Exercise Price: $55.00	5,278	40,772,550	606,970
TOTAL PURCHASED OPTIONS
(Cost $7,253,194)			2,807,274

	Shares
ESCROW NOTES — 5.75% (a)
Allergro Merger Corporation (f)	167,002	4,258
Altaba, Inc. (f)	8,654,190	186,389,617
AMR Corporation (d)(g)	1,243,406	124,341
TOTAL ESCROW NOTES
(Cost $125,929,504)		186,518,216

SHORT-TERM INVESTMENTS — 35.04%

MONEY MARKET FUNDS — 33.70% (c)
Fidelity Institutional Government Portfolio,
Institutional Share Class, 0.06%	158,838,000	158,838,000
First American Government Obligations
Fund, Institutional Share Class, 0.09%	158,838,000	158,838,000
Goldman Sachs Government Fund,
Institutional Share Class, 0.15%	158,838,000	158,838,000
The Government & Agency Portfolio,
Institutional Share Class, 0.09%	158,838,000	158,838,000
JPMorgan U.S. Government Money Market
Fund, Institutional Share Class, 0.15%	158,838,000	158,838,000
Morgan Stanley Institutional Liquidity
Fund — Government Portfolio,
Institutional Share Class, 0.05%	158,838,000	158,838,000
Morgan Stanley Institutional Liquidity
Fund — Treasury Portfolio,
Institutional Share Class, 0.06%	139,607,853	139,607,853
		1,092,635,853

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY BILLS — 1.34% (e)(f)(l)
United States Treasury Bills
1.45%, 7/2/2020	$7,510,000	$7,509,982
1.47%, 7/9/2020	4,825,000	4,824,874
1.47%, 7/16/2020	9,005,000	9,004,611
1.46%, 7/23/2020	1,255,000	1,254,916
1.46%, 7/30/2020	4,110,000	4,109,611
1.47%, 8/13/2020	2,400,000	2,399,656
1.45%, 8/20/2020	2,765,000	2,764,558
1.12%, 8/27/2020	580,000	579,887
0.27%, 9/10/2020	11,130,000	11,127,311
		43,575,406
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,136,185,915)		1,136,211,259
TOTAL LONG INVESTMENTS
(Cost $3,089,619,013) — 96.46%		3,127,587,998

	Shares
INVESTMENT OF CASH COLLATERAL
FROM SECURITIES LOANED — 0.96%

SHORT-TERM FUND — 0.96% (c)
Mount Vernon Liquid Asset
Portfolio LLC — 0.33%	31,275,752	31,275,752
TOTAL SHORT-TERM FUND —
(Cost $31,275,752)		31,275,752
TOTAL INVESTMENT OF CASH COLLATERAL
FROM SECURITIES LOANED
(Cost $31,275,752) — 0.96%		31,275,752

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
SHORT INVESTMENTS — (0.22)%

COMMON STOCKS — (0.22)%

INTERACTIVE MEDIA & SERVICES — (0.03)%
Match Group, Inc.	(11,043)	$(1,182,153)

INVESTMENT BANKING
& BROKERAGE — (0.19)%
Morgan Stanley	(125,430)	(6,058,269)
TOTAL COMMON STOCKS
(Proceeds $6,916,376)		(7,240,422)
TOTAL SHORT INVESTMENTS
(Proceeds $6,916,376) — (0.23)%		(7,240,422)
TOTAL NET INVESTMENTS
(Cost $3,113,978,389) — 97.20%		3,151,623,328
OTHER ASSETS IN
EXCESS OF LIABILITIES — 2.80%		90,839,135
TOTAL NET ASSETS — 100.00%		$3,242,462,463

ETF – Exchange-Traded Fund
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2020.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2020, these securities represent 1.86% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2020.
(j)	This security is held in connection with a written option contract.
(k)	All or a portion of the shares was out on loan at June 30, 2020. Total loaned securities had a value of $30,629,215 at June 30, 2020.
(l)	The rate shown represents yield to maturity.
(m)	Affiliated Issuer. Please see Note 9 in the Notes to the Financial Statements for more information.
(n)	Default or other conditions exist and the security is not presently accruing income.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Fund Services.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2020 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN CALL OPTIONS
Bitauto Holdings Ltd.
Expiration: July 2020,
Exercise Price: $17.50	(427)	$(676,795)	$(2,135)
BorgWarner, Inc.
Expiration: August 2020,
Exercise Price: $27.50	(877)	(3,095,810)	(723,525)
Carrier Global Corporation
Expiration: July 2020,
Exercise Price: $19.00	(458)	(1,017,676)	(155,720)
Expiration: July 2020,
Exercise Price: $20.00	(392)	(871,024)	(101,920)
DuPont de Nemours, Inc.
Expiration: August 2020,
Exercise Price: $47.50	(631)	(3,352,503)	(449,587)
Expiration: September 2020,
Exercise Price: $47.50	(1,557)	(8,272,341)	(1,198,890)
Fitbit, Inc. Class A
Expiration: August 2020,
Exercise Price: $7.00	(11,981)	(7,739,726)	(155,753)
Fox Corporation Class A
Expiration: July 2020,
Exercise Price: $31.00	(841)	(2,255,562)	(6,308)
IAC/InterActiveCorp
Expiration: July 2020,
Exercise Price: $220.00	(1,064)	(34,409,760)	(11,001,760)
Otis Worldwide Corporation
Expiration: July 2020,
Exercise Price: $55.00	(768)	(4,366,848)	(226,560)
Expiration: July 2020,
Exercise Price: $60.00	(127)	(722,122)	(7,620)
Expiration: September 2020,
Exercise Price: $55.00	(455)	(2,587,130)	(250,250)
SPDR S&P 500 ETF Trust
Expiration: July 2020,
Exercise Price: $320.00	(2,633)	(81,191,188)	(421,280)
Expiration: July 2020,
Exercise Price: $330.00	(1,493)	(46,038,148)	(56,734)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2020 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
XPO Logistics, Inc.
Expiration: August 2020,
Exercise Price: $65.00	(5,278)	$(40,772,550)	$(7,785,050)
			(22,543,092)
WRITTEN PUT OPTIONS
Fitbit, Inc. Class A
Expiration: August 2020,
Exercise Price: $6.00	(2,569)	(1,659,574)	(69,363)
SPDR S&P 500 ETF Trust
Expiration: July 2020,
Exercise Price: $260.00	(3,513)	(108,326,868)	(145,790)
Expiration: July 2020,
Exercise Price: $285.00	(1,974)	(60,870,264)	(321,762)
			(536,915)
TOTAL WRITTEN OPTIONS
(Premiums received $12,902,253)			$(23,080,007)

ETF – Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Forward Currency Exchange Contracts
June 30, 2020 (Unaudited)

								Unrealized
Settlement		Currency to		USD Value at	Currency to		USD Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2020	be Received		June 30, 2020	(Depreciation)*
7/14/20	JPM	45,186,527	CAD	$33,285,531	32,599,837	USD	$32,599,837	$(685,694)
3/17/21	GS	4,526,145	EUR	5,117,243	4,941,842	USD	4,941,842	(175,401)
3/17/21	JPM	135,075,988	EUR	152,716,433	152,077,938	USD	152,077,938	(638,495)
3/17/21	JPM	11,572,994	USD	11,572,994	10,617,550	EUR	12,004,164	431,170
7/8/20	JPM	12,971,033	EUR	14,575,284	14,455,966	USD	14,455,966	(119,318)
8/19/20	GS	1,978,414	EUR	2,225,254	2,239,446	USD	2,239,446	14,192
8/19/20	JPM	120,239,211	EUR	135,241,051	136,087,942	USD	136,087,942	846,891
8/20/20	GS	1,735,190	EUR	1,951,726	1,963,966	USD	1,963,966	12,240
8/20/20	GS	1,952,644	USD	1,952,644	1,735,190	EUR	1,951,726	(918)
8/20/20	JPM	9,036,317	EUR	10,163,968	10,226,715	USD	10,226,715	62,747
8/20/20	JPM	10,180,136	USD	10,180,136	9,036,317	EUR	10,163,969	(16,167)
10/8/20	GS	5,840,915	EUR	6,577,443	6,579,764	USD	6,579,764	2,321
10/8/20	JPM	682,184	EUR	768,206	776,496	USD	776,496	8,290
11/18/20	GS	27,470,033	EUR	30,968,660	30,981,527	USD	30,981,527	12,867
7/22/20	GS	23,521,836	HKD	3,034,566	3,031,749	USD	3,031,749	(2,817)
7/22/20	JPM	1,607,964	HKD	207,444	207,091	USD	207,091	(353)
11/4/20	JPM	44,380,033	HKD	5,720,628	5,716,739	USD	5,716,739	(3,889)
8/13/20	JPM	3,814,486,000	JPY	35,347,662	35,730,570	USD	35,730,570	382,908
9/24/20	JPM	1,777,427,843	JPY	16,481,487	16,669,510	USD	16,669,510	188,023
9/3/20	JPM	2,896,082	NZD	1,868,762	1,833,713	USD	1,833,713	(35,049)
9/3/20	JPM	943,750	USD	943,750	1,460,172	NZD	942,209	(1,541)
				$480,900,872			$481,182,879	$282,007

CAD – Canadian Dollar	JPM – JPMorgan Chase & Co., Inc.
EUR – Euro	JPY – Japanese Yen
GS – Goldman, Sachs & Co.	NZD – New Zealand Dollar
HKD – Hong Kong Dollar	USD – U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2020 (Unaudited)

			Pay/Receive						Unrealized
Counter-		Termination	on Financing		Payment		Notional		Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount		(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
BAML	Bristol-Myers
	Squibb Company	11/21/20	Pay	0.000%(1)	Monthly	361,933	$—	(1)	$1,295,720
BAML	Faurecia S.E.	11/14/20	Pay	0.435% + 1 Month U.S. LIBOR	Monthly	109,581	5,107,732		(827,751)
BAML	Fiat Chrysler
	Automobiles N.V.	11/15/20	Pay	0.437% + 1 Month U.S. LIBOR	Monthly	2,984,797	36,774,513		(6,786,386)
GS	GrandVision N.V.	1/7/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	966,574	29,067,393		(1,543,936)
JPM	Groupe Bruxelles
	Lambert S.A.	6/11/21	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	108,734	8,232,706		888,468
JPM	Haudian Fuxin Energy
	Corporation Ltd.	6/5/21	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	17,752,013	5,641,253		37,299
GS	Ingenico Group	5/21/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	284,491	43,817,459		1,566,139
JPM	Keihin Corporation	3/12/21	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	484,892	11,344,744		(14,061)
JPM	Line Corporation	11/20/20	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	335,661	15,949,955		893,966
JPM	Metlifecare Ltd.	3/12/21	Pay	0.400% + 1 Month U.S. LIBOR	Quarterly	205,130	855,205		(175,073)
GS	NetEnt AB	7/1/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	12,009	91,367		(81,562)
JPM	Nissin Kogyo
	Company Ltd.	3/12/21	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	492,826	9,940,961		60,622
BAML	Northview Apartment
	Real Estate
	Investment Trust	5/4/21	Pay	0.706% + 1 Month U.S. LIBOR	Monthly	1,246,578	30,874,753		1,054,904
JPM	Osram Licht AG	12/5/20	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	2,546,838	111,879,810		4,826,859
BAML	Osram Licht AG	12/16/20	Pay	0.350% + 1 Month U.S. LIBOR	Monthly	76,365	3,455,413		44,639
GS	Osram Licht AG	12/17/20	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	356,329	16,132,237		198,054
JPM	Qiagen N.V.	3/3/21	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	3,139,713	129,303,785		5,064,775
JPM	RIB Software S.E.	4/22/21	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	447,277	14,190,471		377,566
JPM	SHOWA Corporation	3/12/21	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	628,221	13,049,150		(101,603)
JPM	Wheelock and
	Company Ltd.	3/18/21	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	133,997	895,523		195,443
GS	Wheelock and
	Company Ltd.	4/20/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	1,960,153	14,166,515		1,795,766

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2020 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
SHORT TOTAL RETURN SWAP CONTRACTS
GS	Acacia
	Communications, Inc.	6/3/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(109,691)	$(7,475,442)	$105,593
JPM	American Airlines
	Group, Inc.	2/25/21	Pay	(0.600)% + 3 Month U.S. LIBOR	Quarterly	(11,395)	(263,452)	114,482
GS	Aon plc	3/19/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(891,119)	(155,381,241)	(16,260,313)
JPM	Basket of Swaps	5/11/21	Pay	(0.950)% + 1 Month U.S. LIBOR	Quarterly	(81,360)	(7,742,770)	(961,848)
GS	BorgWarner, Inc.	2/14/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(1,705,307)	(50,294,390)	(9,905,600)
GS	The Charles Schwab
	Corporation	12/5/20	Pay	(0.350)% + U.S. Federal Funds	Monthly	(3,206,976)	(135,039,474)	26,827,393
GS	Eldorado Resorts, Inc.	12/20/20	Pay	(3.016)%+ U.S. Federal Funds	Monthly	(526,222)	(26,263,677)	5,161,407
GS	Evolution Gaming
	Group AB	7/1/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(1,569)	(93,146)	83,150
GS	Morgan Stanley	2/28/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(2,742,945)	(111,796,125)	(20,694,694)
BAML	Peugeot S.A.	11/14/20	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(1,706,476)	(34,046,820)	6,284,295
JPM	The Wharf Holdings Ltd.	3/18/21	Pay	(3.000)% + 3 Month U.S. LIBOR	Quarterly	(133,997)	(223,822)	(48,912)
GS	The Wharf Holdings Ltd.	4/20/21	Pay	(4.500)% + U.S. Federal Funds	Monthly	(1,960,153)	(3,570,208)	(417,747)
JPM	Wharf Real Estate
	Investment
	Company Ltd.	3/18/21	Pay	(2.750)% + 3 Month U.S. LIBOR	Quarterly	(133,997)	(542,315)	(97,946)
GS	Wharf Real Estate
	Investment
	Company Ltd.	4/20/21	Pay	(4.250)% + U.S. Federal Funds	Monthly	(1,960,153)	(7,961,265)	(1,401,902)
GS	Worldline S.A.	5/21/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(447,020)	(36,976,326)	(1,736,254)
								$(4,179,048)

BAML – Bank of America Merrill Lynch & Co., Inc.	LIBOR – London Interbank Offered Rate
GS – Goldman, Sachs & Co.	plc – Public Limited Company
JPM – JPMorgan Chase & Co., Inc.	U.S. Federal Funds – U.S. Federal Funds Effective Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 95.26%

COMMON STOCKS — 28.52%

A/C HEATING & FRIDGE EQUIPMENT — 0.08%
Carrier Global Corporation (j)	7,876	$175,005

APPLICATION SOFTWARE — 1.15%
LogMeIn, Inc. (e)	29,230	2,477,827

ASSET MANAGEMENT
& CUSTODY BANKS — 1.33%
Apollo Global Management, Inc. (j)	27,378	1,366,710
Legg Mason, Inc. (e)	30,317	1,508,270
		2,874,980
AUTO PARTS & EQUIPMENT — 1.32%
Delphi Technologies plc (a)(b)(e)	200,386	2,847,485

AUTOMOTIVE RETAIL — 0.00%
Kaixin Auto Holdings (a)(b)	9,742	8,378

BIOTECHNOLOGY — 0.49%
Portola Pharmaceuticals, Inc. (a)	59,425	1,069,056

BROADCASTING — 0.73%
Fox Corporation Class A (e)	58,707	1,574,522

BROADCASTING SERVICES
& PROGRAMS — 0.53%
Madison Square Garden Entertainment
Corporation (a)(j)	15,261	1,144,575

CASINOS & GAMING — 0.64%
Caesars Entertainment Corporation (a)	114,161	1,384,773

CHEMICALS — 1.80%
DuPont de Nemours, Inc. (j)	73,473	3,903,620

COMMERCIAL SERVICES — 0.50%
CoreLogic, Inc. (j)	16,000	1,075,520

ELECTRIC UTILITIES — 2.55%
El Paso Electric Company (e)	73,097	4,897,499
PG&E Corporation Greenshoe (a)(f)	69,018	612,190
		5,509,689
ELEVATOR & MOVING STAIRWAY — 0.05%
Otis Worldwide Corporation (j)	1,881	106,954

ENVIRONMENTAL &
FACILITIES SERVICES — 0.45%
Advanced Disposal Services, Inc. (a)	32,498	980,465

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
HEALTH CARE EQUIPMENT — 1.71%
Wright Medical Group N.V. (a)(b)(e)	124,662	$3,704,955

INSURANCE — 0.03%
Syncora Holdings Ltd. (b)	226,178	66,722

INSURANCE BROKERS — 4.31%
Willis Towers Watson plc (b)(e)	47,367	9,328,931

INTEGRATED TELECOMMUNICATION
SERVICES — 0.17%
Cincinnati Bell, Inc. (a)	24,903	369,809

INTERACTIVE MEDIA & SERVICES — 1.15%
Bitauto Holdings Ltd. — ADR (a)(j)	2,900	45,965
IAC/InterActiveCorp (a)(e)	7,537	2,437,466
		2,483,431
INTERNET & DIRECT MARKETING RETAIL — 0.05%
eBay, Inc. (j)	1,900	99,655
Reebonz Holdings Ltd. (a)(b)	597	55
		99,710
INVESTMENT BANKING & BROKERAGE — 1.83%
E*TRADE Financial Corporation (e)	61,965	3,081,520
TD Ameritrade Holdings Corporation (e)	24,203	880,505
		3,962,025
IT CONSULTING & OTHER SERVICES — 0.07%
Grid Dynamics Holdings, Inc. (a)	22,830	157,527

LIFE & HEALTH INSURANCE — 0.02%
Genworth Financial, Inc. Class A (a)	15,670	36,198

LIFE SCIENCES TOOLS & SERVICES — 0.28%
Qiagen N.V. (a)(b)	14,176	606,874

MOVIES & ENTERTAINMENT — 0.24%
The Madison Square Garden
Company Class A (a)	3,500	514,115

OIL & GAS REFINING & MARKETING — 2.48%
Marathon Petroleum Corporation (e)(j)	143,600	5,367,768

OIL & GAS & CONSUMABLE FUELS — 0.87%
Royal Dutch Shell plc Class B — ADR (e)	61,718	1,879,313

PACKAGED FOOD — 0.23%
Whole Earth Brands, Inc. (a)	60,572	488,816

SPECIALTY STORES — 1.01%
Tiffany & Company (e)	18,013	2,196,505
The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
SYSTEMS SOFTWARE — 0.85%
Forescout Technologies, Inc. (a)(e)	86,944	$1,843,213

TECHNOLOGY HARDWARE,
STORAGE & PERIPHERALS — 1.09%
Dell Technologies, Inc. Class C (a)(j)	42,900	2,356,926

WIRELESS TELECOMMUNICATION
SERVICES — 0.51%
Vodafone Group plc — ADR (j)	69,900	1,114,206
TOTAL COMMON STOCKS
(Cost $58,839,445)		61,709,893

	Shares/Units
SPECIAL PURPOSE ACQUISITION
COMPANIES — 16.52% (a)
Apex Technology Acquisition
Corporation Class A	58,964	603,791
B. Riley Principal Merger Corporation II	18,647	218,356
CC Neuberger Principal Holdings I (b)	97,740	1,036,044
CHP Merger Corporation Class A	40,120	399,595
Churchill Capital Corporation III Class A	40,000	431,600
CIIG Merger Corporation Class A	159,548	1,579,525
Collier Creek Holdings Class A (b)	29,482	403,903
dMY Technology Group, Inc. Class A	6,088	61,063
FinTech Acquisition Corporation III Class A	168,874	1,884,634
Flying Eagle Acquisition Corporation Class A	23,016	252,716
Foley Trasimene Acquisition Corporation	22,787	243,137
Fortress Value Acquisition Corporation	62,927	648,148
Fusion Acquisition Corporation	107,787	1,095,116
Galileo Acquisition Corporation (b)	126,337	1,252,000
GigCapital2, Inc.	37,777	383,059
GigCapital3, Inc.	21,091	211,754
Gores Holdings IV, Inc. Class A	192,544	1,952,396
Hennessy Capital Acquisition
Corporation IV Class A	167,612	1,801,829
Hudson Executive Investment Corporation	110,722	1,134,900
InterPrivate Acquisition Corporation	33,892	336,209
Jaws Acquisition Corporation (b)	17,050	177,831
Juniper Industrial Holdings, Inc. Class A	165,386	1,648,898
Kensington Capital Acquisition Corporation	107,787	1,080,026
Leo Holdings Corporation Class A (b)	105,233	1,094,423
LGL Systems Acquisition Corporation Class A	119,152	1,181,404
Longview Acquisition Corporation	126,736	1,280,034

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares/Units	Value
Monocle Acquisition Corporation	15,759	$161,845
Oaktree Acquisition Corporation Class A (b)	173,824	1,767,790
Orisun Acquisition Corporation	8,528	86,389
Pivotal Investment Corporation II Class A	97,371	988,316
PropTech Acquisition Corporation Class A	98,000	994,700
SCVX Corporation (b)	25,214	261,217
Social Capital Hedosophia Holdings
Corporation III (b)	11,677	138,606
Software Acquisition Group, Inc. Class A	37,274	374,604
Subversive Capital Acquisition
Corporation Class A (b)(f)	292,679	2,912,156
Tottenham Acquisition I Ltd. (b)(f)	4,525	49,141
Trebia Acquisition Corporation (b)	131,944	1,378,815
Trident Acquisitions Corporation (f)	93,712	1,040,203
Tuscan Holdings Corporation (e)	168,926	1,728,113
Tuscan Holdings Corporation II	146,060	1,467,903
TOTAL SPECIAL PURPOSE ACQUISITION
COMPANIES (Cost $34,037,578)		35,742,189

	Shares
CLOSED-END FUNDS — 2.26%
Apollo Senior Floating Rate Fund, Inc.	11,127	138,309
BlackRock Floating Rate Income
Strategies Fund, Inc.	9,611	107,451
BlackRock MuniYield Quality Fund III, Inc.	57,617	750,173
Eaton Vance Floating-Rate Income Trust	28,528	325,219
First Trust Senior Floating Rate Income Fund II	5,810	63,271
Invesco Senior Income Trust	64,480	223,101
Nuveen AMT-Free Quality
Municipal Income Fund	55,115	766,098
Nuveen Intermediate Duration
Municipal Term Fund	57,365	757,792
Nuveen Municipal Credit Income Fund	48,255	712,244
Nuveen New York AMT-Free Quality
Municipal Income Fund	58,257	750,350
Voya Prime Rate Trust	73,819	300,443
TOTAL CLOSED-END FUNDS
(Cost $5,340,833)		4,894,451

PREFERRED STOCKS — 2.93%
Fannie Mae, 8.250%, Series S (a)	238,076	1,892,704
Freddie Mac, 8.375%, Series Z (a)	378,196	3,002,876

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
GMAC Capital Trust I,
6.177% (3 Month U.S.
LIBOR +5.785%), 2/15/2040, Series 2 (i)	39,471	$884,940
Pebblebrook Hotel Trust, 6.375%, Series E	3,515	63,235
WESCO International, Inc.,
10.625%, Series A (a)(e)	18,416	488,389
TOTAL PREFERRED STOCKS (Cost $7,394,649)		6,332,144

CONTINGENT VALUE RIGHTS — 0.13% (a)(f)
Alder Biopharmaceuticals, Inc.	194,778	267,820
Media General, Inc. (e)	42,852	2,143
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		269,963

RIGHTS — 1.09% (a)
Bristol-Myers Squibb Company	71,628	256,428
GigCapital2, Inc.	37,777	10,196
Pan American Silver Corporation (b)	322,499	221,234
PCG Backstop (f)	15,052,000	1,880,239
TOTAL RIGHTS (Cost $2,684,653)		2,368,097

WARRANTS — 0.86% (a)
Akazoo S.A.
Expiration: December 2024,
Exercise Price: $11.50 (b)(d)(g)	35,748	—
Apex Technology Acquisition
Corporation Class A
Expiration: September 2026,
Exercise Price: $11.50	29,482	50,119
CF Finance Acquisition Corporation Class A
Expiration: April 2025,
Exercise Price: $11.50	81,375	109,856
CHP Merger Corporation Class A
Expiration: November 2024,
Exercise Price: $11.50	20,060	19,659
Churchill Capital Corporation III Class A
Expiration: March 2027,
Exercise Price: $11.50	10,000	30,000
CIIG Merger Corporation Class A
Expiration: December 2026,
Exercise Price: $11.50	79,774	75,785

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
Collier Creek Holdings Class A
Expiration: November 2023,
Exercise Price: $11.50 (b)	14,100	$45,825
dMY Technology Group, Inc. Class A
Expiration: February 2027,
Exercise Price: $11.50	3,044	4,657
FinTech Acquisition Corporation III Class A
Expiration: December 2023,
Exercise Price: $11.50	84,437	194,205
Flying Eagle Acquisition Corporation Class A
Expiration: February 2027,
Exercise Price: $11.50	5,754	17,262
Galileo Acquisition Corporation
Expiration: October 2026,
Exercise Price: $11.50 (b)	126,337	73,276
GigCapital2, Inc.
Expiration: July 2024,
Exercise Price: $11.50	37,777	18,698
Gores Holdings IV, Inc. Class A
Expiration: January 2025,
Exercise Price: $11.50	48,136	86,645
Graf Industrial Corporation
Expiration: December 2025,
Exercise Price: $11.50	179,440	409,123
Grid Dynamics Holdings, Inc.
Expiration: September 2023,
Exercise Price: $11.50	11,415	18,264
Hennessy Capital Acquisition
Corporation IV Class A
Expiration: September 2025,
Exercise Price: $11.50	125,709	138,280
International General Insurance Holdings Ltd.
Expiration: March 2025,
Exercise Price: $11.50 (b)	20,975	7,129
InterPrivate Acquisition Corporation
Expiration: October 2024,
Exercise Price: $11.50	16,946	10,168
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026,
Exercise Price: $11.50	82,693	71,943

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
Kaixin Auto Holdings
Expiration: April 2024,
Exercise Price: $11.50 (b)(f)	48,712	$317
KLDiscovery, Inc.
Expiration: December 2025,
Exercise Price: $11.50 (f)	10,000	2,100
Legacy Acquisition Corporation Class A
Expiration: November 2022,
Exercise Price: $11.50	144,392	70,752
LGL Systems Acquisition Corporation Class A
Expiration: November 2026,
Exercise Price: $11.50	59,576	54,214
Monocle Acquisition Corporation
Expiration: June 2024,
Exercise Price: $11.50	15,759	10,257
Open Lending Corporation
Expiration: June 2025,
Exercise Price: $11.50	16,357	65,428
Pivotal Investment Corporation II Class A
Expiration: June 2025,
Exercise Price: $11.50	32,457	25,641
PropTech Acquisition Corporation Class A
Expiration: October 2026,
Exercise Price: $11.50	49,000	34,300
Reebonz Holdings Ltd.
Expiration: December 2023,
Exercise Price: $11.50 (b)(f)	23,859	142
Software Acquisition Group, Inc. Class A
Expiration: October 2026,
Exercise Price: $11.50	18,637	16,775
Tuscan Holdings Corporation
Expiration: April 2026,
Exercise Price: $11.50 (e)	168,926	98,822
Tuscan Holdings Corporation II
Expiration: July 2025,
Exercise Price: $11.50	73,030	39,436
Whole Earth Brands, Inc.
Expiration: June 2025,
Exercise Price: $11.50	45,429	51,789
TOTAL WARRANTS (Cost $1,104,438)		1,850,867

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Principal
	Amount	Value
BANK LOANS — 5.49% (f)(i)
Avaya Holdings Corporation
4.435% (3 Month U.S.
LIBOR + 4.250%), 12/15/2024	$869,585	$804,366
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S.
LIBOR + 4.250%), 6/7/2023	1,239,264	1,013,099
CEOC LLC
2.178% (3 Month U.S.
LIBOR + 2.000%), 10/6/2024	740,420	737,795
Claire’s Stores, Inc.
6.808% (1 Month U.S.
LIBOR + 6.500%), 12/18/2026	261,345	209,076
Heritage Power LLC
7.771% (1 Month U.S.
LIBOR + 6.000%), 8/2/2026	3,543,225	3,330,632
McGraw-Hill Global Education Holdings LLC
5.000% (3 Month U.S.
LIBOR + 4.000%), 5/4/2022	997,127	850,051
Refinitiv U.S. Holdings, Inc.
3.428% (1 Month U.S.
LIBOR + 3.250%), 10/1/2025	2,785,224	2,729,533
RentPath LLC
0.000% (3 Month U.S.
LIBOR + 4.750%), 12/17/2021 (l)	2,956,000	2,083,980
8.000% (1 Month U.S.
LIBOR + 7.000%), 12/14/2025	138,073	127,372
TOTAL BANK LOANS (Cost $12,782,589)		11,885,904

CONVERTIBLE BONDS — 0.20% (f)
Caesars Entertainment Corporation
5.000%, 10/1/2024	251,397	423,782
TOTAL CONVERTIBLE BONDS (Cost $257,229)		423,782

CORPORATE BONDS — 9.30% (f)
APX Group, Inc.
7.875%, 12/1/2022 (e)	3,322,000	3,315,738
Bombardier, Inc.
6.000%, 10/15/2022 (b)(h)	756,000	531,052
7.500%, 3/15/2025 (b)(h)	1,474,000	966,539

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Principal
	Amount	Value
CEC Entertainment, Inc.
8.000%, 2/15/2022 (l)	$2,190,000	$240,900
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	1,059,000	1,083,479
Delphi Technologies plc
5.000%, 10/1/2025 (b)(h)	375,000	402,956
EIG Investors Corporation
10.875%, 2/1/2024	1,025,000	997,986
Genesis Energy LP /
Genesis Energy Finance Corporation
6.000%, 5/15/2023 (e)	3,324,000	3,003,716
Global A&T Electronics Ltd.
8.500%, 1/12/2023 (b)	1,697,000	1,614,519
Intel Corporation
2.450%, 11/15/2029	185,000	200,094
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (e)(h)	4,022,000	4,014,760
Refinitiv U.S. Holdings, Inc.
8.250%, 11/15/2026 (h)	2,676,000	2,900,744
Stars Group Holdings BV /
Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)	390,000	412,009
T-Mobile USA, Inc.
6.500%, 1/15/2024	217,000	222,385
6.375%, 3/1/2025	204,000	209,814
TOTAL CORPORATE BONDS (Cost $23,145,293)		20,116,691

	Contracts
	(100 shares	Notional
	per contract)	Amount
PURCHASED PUT OPTIONS — 0.94% (a)
Apollo Global Management, Inc.
Expiration: July 2020,
Exercise Price: $40.00	181	$903,552	1,810
Bayer AG
Expiration: July 2020,
Exercise Price: EUR 51.00 (b)(f)	158	1,175,235	1,065
Expiration: July 2020,
Exercise Price: EUR 58.00 (b)(f)	1,196	8,896,079	32,249
BorgWarner, Inc.
Expiration: August 2020,
Exercise Price: $22.50	709	2,502,770	8,862

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
Carrier Global Corporation
Expiration: September 2020,
Exercise Price: $15.00	124	$275,528	$4,030
CoreLogic, Inc.
Expiration: August 2020,
Exercise Price: $50.00	160	1,075,520	12,480
Dell Technologies, Inc. Class C
Expiration: August 2020,
Exercise Price: $45.00	204	1,120,776	12,240
Expiration: October 2020,
Exercise Price: $35.00	225	1,236,150	8,550
DuPont de Nemours, Inc.
Expiration: August 2020,
Exercise Price: $42.50	252	1,338,876	18,648
Expiration: September 2020,
Exercise Price: $40.00	477	2,534,301	38,637
eBay, Inc.
Expiration: July 2020,
Exercise Price: $34.00	582	3,052,590	16,296
Madison Square Garden
Entertainment Corporation
Expiration: July 2020,
Exercise Price: $55.00	151	1,132,500	6,795
Expiration: August 2020,
Exercise Price: $65.00	275	2,062,500	55,687
Madison Square Garden Sports Corporation
Expiration: August 2020,
Exercise Price: $145.00	308	4,524,212	232,540
Marathon Petroleum Corporation
Expiration: July 2020,
Exercise Price: $20.00	1,097	4,100,586	4,936
Expiration: July 2020,
Exercise Price: $27.50	339	1,267,182	3,390
Expiration: October 2020,
Exercise Price: $32.50	1,097	4,100,586	351,040
Materials Select Sector SPDR Fund
Expiration: July 2020,
Exercise Price: $53.00	221	1,245,335	15,470
Otis Worldwide Corporation
Expiration: September 2020,
Exercise Price: $45.00	64	363,904	7,520

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
Siemens AG
Expiration: July 2020,
Exercise Price: EUR 70.00 (b)(f)	228	$2,700,461	$1,537
SPDR S&P 500 ETF Trust
Expiration: July 2020,
Exercise Price: $240.00	119	3,669,484	2,678
Expiration: July 2020,
Exercise Price: $280.00	119	3,669,484	14,042
Expiration: July 2020,
Exercise Price: $305.00	210	6,475,560	113,400
Vodafone Group plc
Expiration: July 2020,
Exercise Price: $10.00	3,135	4,997,190	10,973
Expiration: July 2020,
Exercise Price: $12.00	1,390	2,215,660	4,865
Expiration: August 2020,
Exercise Price: $12.00	699	1,114,206	6,291
Xerox Holdings Corporation
Expiration: July 2020,
Exercise Price: $31.00	647	989,263	1,016,437
XPO Logistics, Inc.
Expiration: August 2020,
Exercise Price: $52.50	212	1,637,700	21,730
Expiration: August 2020,
Exercise Price: $55.00	109	842,025	12,535
TOTAL PURCHASED PUT OPTIONS
(Cost $1,516,270)			2,036,733

	Shares
ESCROW NOTES — 7.33% (a)
Altaba, Inc. (f)	736,659		15,865,793
AMR Corporation (d)(g)	28,850		2,885
TOTAL ESCROW NOTES (Cost $15,119,288)			15,868,678

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 19.69%

MONEY MARKET FUNDS — 13.35% (c)(e)
Goldman Sachs Government Fund,
Institutional Share Class, 0.15%	10,607,000	$10,607,000
The Government & Agency Portfolio,
Institutional Share Class, 0.09%	7,666,912	7,666,912
JPMorgan U.S. Government Money Market
Fund, Institutional Share Class, 0.15%	10,607,000	10,607,000
		28,880,912

	Principal
	Amount
U.S. TREASURY BILLS — 6.34% (e)(f)(k)
United States Treasury Bills
1.47%, 7/9/2020	$475,000	474,988
1.47%, 7/16/2020	1,545,000	1,544,933
1.46%, 7/23/2020	2,315,000	2,314,844
1.46%, 7/30/2020	480,000	479,954
1.40%, 8/20/2020	3,020,000	3,019,518
1.15%, 8/27/2020	2,745,000	2,744,468
0.27%, 9/10/2020	3,130,000	3,129,244
		13,707,949
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,574,729)		42,588,861
TOTAL LONG INVESTMENTS
(Cost $204,796,994) — 95.26%		206,088,253

	Shares
SHORT INVESTMENTS — (1.17)%

COMMON STOCKS — (0.87)%

ELECTRIC UTILITIES — (0.87)%
PG&E Corporation	(211,978)	(1,880,245)
TOTAL COMMON STOCKS
(Proceeds $2,323,228)		(1,880,245)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT NOTES/BONDS — (0.30)% (f)
United States Treasury Notes/Bonds
1.38%, 1/31/2025	$(435,000)	$(457,098)
1.75%, 11/15/2029	(176,000)	(194,329)
TOTAL U.S. GOVERNMENT NOTES/BONDS
(Proceeds $630,441)		(651,427)
TOTAL SHORT INVESTMENTS
(Proceeds $2,953,669) — (1.17)%		(2,531,672)
TOTAL NET INVESTMENTS
(Cost $201,843,325) — 94.09%		203,556,581
OTHER ASSETS IN EXCESS
OF LIABILITIES — 5.91%		12,787,284
TOTAL NET ASSETS — 100.00%		$216,343,865

ETF – Exchange-Traded Fund
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2020.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2020, these securities represent 4.77% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2020.
(j)	This security is held in connection with a written option contract.
(k)	The rate shown represents yield to maturity.
(l)	Default or other conditions exist and the security is not presently accruing income.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Fund Services.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2020 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN CALL OPTIONS
Apollo Global Management, Inc.
Expiration: July 2020,
Exercise Price: $46.00	(181)	$(903,552)	$(81,450)
Bitauto Holdings Ltd.
Expiration: July 2020,
Exercise Price: $17.50	(29)	(45,965)	(145)
BorgWarner, Inc.
Expiration: August 2020,
Exercise Price: $27.50	(709)	(2,502,770)	(584,925)
Carrier Global Corporation
Expiration: July 2020,
Exercise Price: $19.00	(90)	(199,980)	(30,600)
Expiration: July 2020,
Exercise Price: $20.00	(78)	(173,316)	(20,280)
Expiration: September 2020,
Exercise Price: $20.00	(124)	(275,528)	(44,020)
CoreLogic, Inc.
Expiration: August 2020,
Exercise Price: $65.00	(160)	(1,075,520)	(73,600)
Dell Technologies, Inc. Class C
Expiration: August 2020,
Exercise Price: $50.00	(204)	(1,120,776)	(129,132)
Expiration: October 2020,
Exercise Price: $42.50	(225)	(1,236,150)	(306,000)
DuPont de Nemours, Inc.
Expiration: August 2020,
Exercise Price: $47.50	(252)	(1,338,876)	(179,550)
Expiration: September 2020,
Exercise Price: $47.50	(477)	(2,534,301)	(367,290)
eBay, Inc.
Expiration: July 2020,
Exercise Price: $38.00	(291)	(1,526,295)	(420,495)
Expiration: July 2020,
Exercise Price: $45.00	(291)	(1,526,295)	(219,705)
Fitbit, Inc. Class A
Expiration: August 2020,
Exercise Price: $7.00	(1,180)	(762,280)	(15,340)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2020 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
Madison Square Garden
Entertainment Corporation
Expiration: July 2020,
Exercise Price: $65.00	(151)	$(1,132,500)	$(157,040)
Expiration: August 2020,
Exercise Price: $75.00	(246)	(1,845,000)	(123,000)
Madison Square Garden Sports Corporation
Expiration: August 2020,
Exercise Price: $165.00	(308)	(4,524,212)	(85,470)
Marathon Petroleum Corporation
Expiration: July 2020,
Exercise Price: $32.50	(339)	(1,267,182)	(189,162)
Expiration: October 2020,
Exercise Price: $40.00	(823)	(3,076,374)	(320,970)
Otis Worldwide Corporation
Expiration: July 2020,
Exercise Price: $55.00	(114)	(648,204)	(33,630)
Expiration: July 2020,
Exercise Price: $60.00	(22)	(125,092)	(1,320)
Expiration: September 2020,
Exercise Price: $55.00	(64)	(363,904)	(35,200)
Siemens AG
Expiration: July 2020,
Exercise Price: EUR 89.00 (a)(b)	(228)	(2,700,461)	(408,314)
SPDR S&P 500 ETF Trust
Expiration: July 2020,
Exercise Price: $320.00	(180)	(5,550,480)	(28,800)
Expiration: July 2020,
Exercise Price: $330.00	(101)	(3,114,436)	(3,838)
Vodafone Group plc
Expiration: July 2020,
Exercise Price: $15.00	(1,390)	(2,215,660)	(154,290)
Expiration: August 2020,
Exercise Price: $15.00	(350)	(557,900)	(51,100)
Expiration: August 2020,
Exercise Price: $16.00	(349)	(556,306)	(27,222)
Xerox Holdings Corporation
Expiration: July 2020,
Exercise Price: $35.00	(647)	(989,263)	(3,558)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2020 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
XPO Logistics, Inc.
Expiration: August 2020,
Exercise Price: $65.00	(109)	$(842,025)	$(160,775)
Expiration: August 2020,
Exercise Price: $70.00	(212)	(1,637,700)	(236,380)
			(4,492,601)
WRITTEN PUT OPTIONS
Bayer AG
Expiration: July 2020,
Exercise Price: EUR 56.00 (a)(b)	(158)	(1,175,235)	(2,840)
Expiration: July 2020,
Exercise Price: EUR 63.00 (a)(b)	(1,196)	(8,896,079)	(123,621)
Fitbit, Inc. Class A
Expiration: August 2020,
Exercise Price: $6.00	(255)	(164,730)	(6,885)
Materials Select Sector SPDR Fund
Expiration: July 2020,
Exercise Price: $49.00	(221)	(1,245,335)	(4,641)
Siemens AG
Expiration: July 2020,
Exercise Price: EUR 90.00 (a)(b)	(104)	(1,231,789)	(2,687)
Expiration: July 2020,
Exercise Price: EUR 90.00 (a)(b)	(203)	(2,404,358)	(5,246)
SPDR S&P 500 ETF Trust
Expiration: July 2020,
Exercise Price: $260.00	(238)	(7,338,968)	(9,877)
Expiration: July 2020,
Exercise Price: $285.00	(135)	(4,162,860)	(22,005)
			(177,802)
TOTAL OPTIONS WRITTEN
(Premiums received $4,581,451)			$(4,670,403)

ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
(a)	Foreign security.
(b)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Forward Currency Exchange Contracts
June 30, 2020 (Unaudited)

								Unrealized
Settlement		Currency to		USD Value at	Currency to		USD Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2020	be Received		June 30, 2020	(Depreciation)*
7/7/20	JPM	3,020,793	AUD	$2,084,729	1,985,394	USD	$1,985,394	$(99,335)
7/7/20	JPM	1,927,719	USD	1,927,719	3,020,793	AUD	2,084,729	157,010
7/14/20	JPM	3,995,858	CAD	2,943,450	2,871,747	USD	2,871,747	(71,703)
3/17/21	JPM	9,700,625	EUR	10,967,492	10,929,657	USD	10,929,657	(37,835)
3/17/21	JPM	790,039	USD	790,039	724,812	EUR	819,470	29,431
7/8/20	JPM	1,474,911	EUR	1,657,327	1,633,367	USD	1,633,367	(23,960)
7/29/20	JPM	2,029,200	EUR	2,281,329	2,210,265	USD	2,210,265	(71,064)
8/12/20	JPM	203,344	EUR	228,680	222,203	USD	222,203	(6,477)
8/19/20	GS	148,625	EUR	167,169	168,235	USD	168,235	1,066
8/19/20	JPM	8,866,149	EUR	9,972,348	10,034,796	USD	10,034,796	62,448
8/20/20	GS	118,388	EUR	133,162	133,997	USD	133,997	835
8/20/20	GS	133,224	USD	133,224	118,388	EUR	133,162	(62)
8/20/20	JPM	995,297	EUR	1,119,501	1,126,412	USD	1,126,412	6,911
8/20/20	JPM	1,121,438	USD	1,121,438	995,297	EUR	1,119,501	(1,937)
10/8/20	GS	497,146	EUR	559,835	561,134	USD	561,134	1,299
11/18/20	GS	2,559,903	EUR	2,885,936	2,887,135	USD	2,887,135	1,199
7/22/20	GS	7,014,480	HKD	904,942	904,021	USD	904,021	(921)
8/13/20	JPM	309,697,000	JPY	2,869,866	2,900,955	USD	2,900,955	31,089
9/24/20	JPM	117,237,942	JPY	1,087,108	1,099,510	USD	1,099,510	12,402
9/3/20	JPM	450,618	NZD	290,772	285,318	USD	285,318	(5,454)
9/3/20	JPM	146,845	USD	146,845	227,199	NZD	146,605	(240)
				$44,272,911			$44,257,613	$(15,298)

AUD – Australian Dollar	GS – Goldman, Sachs & Co.	JPY – Japanese Yen
CAD – Canadian Dollar	HKD – Hong Kong Dollar	NZD – New Zealand Dollar
EUR – Euro	JPM – JPMorgan Chase & Co., Inc.	USD – U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2020 (Unaudited)

			Pay/Receive						Unrealized
Counter-		Termination	on Financing		Payment		Notional		Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount		(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
GS	Advanced Disposal
	Services, Inc.	3/18/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	69,902	$2,182,169		$(73,596)
JPM	Axalta Coating
	Systems Ltd.	10/28/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	13,755	409,486		(99,428)
JPM	BlackRock MuniYield
	Quality Fund, Inc.	3/11/21	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	85,655	1,031,835		83,092
BAML	Bristol-Myers
	Squibb Company	11/21/20	Pay	0.000%(1)	Monthly	25,034	—	(1)	89,622
GS	Broadmark Realty
	Capital, Inc.	1/29/21	Pay	0.600% +1 Month U.S. LIBOR	Monthly	97,084	1,229,947		(310,838)
GS	Caesars Entertainment
	Corporation	1/29/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	387,708	4,968,792		(266,799)
GS	Carrier Global
	Corporation	4/3/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	21,336	—		474,086
GS	CF Finance Acquisition
	Corporation Class A	1/29/20	Pay	1.100% +1 Month U.S. LIBOR	Monthly	108,500	1,130,548		46,311
GS	Craft Brew Alliance, Inc.	2/28/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	154,411	2,365,961		10,016
GS	Delphi Technologies plc	2/27/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	300,000	4,056,000		206,276
JPM	DuPont de Nemours, Inc.	2/25/21	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	45,453	2,157,654		256,650
BAML	Dupont De Nemours, Inc.	6/3/21	Pay	0.400% +1 Month U.S. LIBOR	Monthly	2,280	124,442		(3,322)
GS	E*TRADE Financial
	Corporation	2/28/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	106,668	4,149,841		1,154,060
GS	eBay, Inc.	3/18/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	56,300	1,762,190		1,190,477
BAML	Faurecia S.E.	11/14/20	Pay	0.431% +1 Month U.S. LIBOR	Monthly	9,608	454,842		(79,576)
BAML	Fiat Chrysler
	Automobiles N.V.	11/14/20	Pay	0.433% +1 Month U.S. LIBOR	Monthly	254,936	3,204,464		(643,150)
JPM	First Trust Senior Floating
	Rate Income Fund II	12/6/20	Pay	0.800% +3 Month U.S. LIBOR	Quarterly	12,108	147,287		(15,506)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2020 (Unaudited)

			Pay/Receive						Unrealized
Counter-		Termination	on Financing		Payment		Notional		Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount		(Depreciation)*
BAML	Fitbit, Inc. Class A	2/18/21	Pay	0.750% +1 Month U.S. LIBOR	Monthly	218,755	$1,406,470		$6,395
GS	GrandVision N.V.	1/7/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	90,074	2,706,531		(141,649)
JPM	Groupe Bruxelles
	Lambert S.A.	6/11/21	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	13,563	1,020,651		117,071
JPM	IAC/InterActiveCorp	10/21/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	6,300	1,419,957		617,059
GS	Ingenico Group	5/21/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	21,682	3,315,812		142,972
GS	Invesco Municipal
	Opportunity Trust	3/11/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	47,566	548,640		15,397
JPM	Keihin Corporation	3/31/21	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	40,055	945,159		(9,164)
GS	Legg Mason, Inc.	3/9/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	82,814	3,958,783		160,542
JPM	Liberty Media
	Corporation – Liberty
	SiriusXM Class C	12/17/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	12,476	563,928		(134,289)
JPM	Line Corporation	11/20/20	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	22,140	1,052,050		58,961
GS	LogMeIn, Inc.	3/18/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	41,200	3,247,742		244,237
JPM	The Madison Square
	Garden Company
	Class A	10/31/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	27,300	6,598,426		(2,590,234)
JPM	Madison Square
	Garden Entertainment
	Corporation	4/20/21	Pay	0.000%(1)	Quarterly	27,300	—	(1)	2,047,500
JPM	Metlifecare Ltd.	3/6/20	Pay	0.400% +1 Month U.S. LIBOR	Quarterly	31,917	139,529		(33,773)
GS	NetEnt AB	7/1/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	801	6,094		(5,440)
JPM	Nissin Kogyo
	Company Ltd.	3/31/21	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	40,466	830,067		(8,853)
BAML	Northview Apartment Real
	Estate Investment Trust	5/4/21	Pay	0.706% +1 Month U.S. LIBOR	Monthly	110,214	2,711,300		111,708
JPM	Nuveen AMT-Free Municipal
	Credit Income Fund	3/11/21	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	38,528	563,661		24,908

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2020 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
JPM	Nuveen AMT-Free
	Quality Municipal
	Income Fund	3/11/21	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	160,868	$2,066,897	$168,565
JPM	Nuveen California
	Quality Municipal
	Income Fund	3/11/21	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	40,893	562,615	20,768
JPM	Nuveen Intermediate
	Duration Municipal
	Term Fund	3/11/21	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	44,435	563,154	23,669
JPM	Nuveen Municipal Credit
	Income Fund	3/11/21	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	39,155	559,802	17,971
JPM	Nuveen New York
	AMT-Free Quality
	Municipal Income Fund	3/11/21	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	85,021	1,033,486	61,283
GS	Nuveen New York Quality
	Municipal Income Fund	3/11/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	40,575	545,799	(8,247)
JPM	Osram Licht AG	12/6/20	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	174,568	7,660,557	338,872
BAML	Osram Licht AG	12/16/20	Pay	0.350% +1 Month U.S. LIBOR	Monthly	8,364	378,460	4,889
GS	Osram Licht AG	12/17/20	Pay	0.500% +1 Month U.S. LIBOR	Monthly	37,366	1,691,619	20,893
GS	Otis Worldwide
	Corporation	4/3/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	18,173	—	1,033,317
JPM	Qiagen N.V.	3/3/21	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	216,005	8,933,673	310,750
JPM	Renault S.A.	8/5/20	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	25,418	1,104,960	(460,506)
BAML	Renault S.A.	5/29/21	Pay	0.350% +1 Month U.S. LIBOR	Monthly	3,000	70,408	5,696
JPM	RIB Software S.E.	4/22/21	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	50,859	1,607,048	49,830
JPM	Royal Dutch Shell
	plc Class B – ADR	3/6/21	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	40,950	1,636,352	(389,890)
JPM	SHOWA Corporation	3/31/21	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	49,785	1,042,126	(16,119)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2020 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
JPM	Siemens AG	5/15/21	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	22,800	$2,131,011	$551,807
JPM	SLM Corporation,
	4.311%, Series B	2/10/21	Pay	1.100% +3 Month U.S. LIBOR	Quarterly	35,769	2,074,602	(899,845)
JPM	Taubman Centers, Inc.	2/28/21	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	147,991	6,959,152	(1,372,996)
GS	TD Ameritrade
	Holdings Corporation	2/12/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	207,338	9,365,530	(1,824,295)
BAML	Tech Data Corporation	2/27/21	Pay	0.750% +1 Month U.S. LIBOR	Monthly	45,797	6,081,356	557,946
GS	Tiffany & Company	2/28/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	71,475	9,488,702	(774,693)
GS	Vodafone Group
	plc – ADR	2/20/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	139,000	2,780,000	(564,478)
GS	Wheelock and
	Company Ltd.	4/20/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	584,540	4,150,713	609,062
GS	Willis Towers Watson plc	3/12/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	14,499	2,505,427	349,746
GS	Wright Medical
	Group N.V.	11/26/20	Pay	0.500% +1 Month U.S. LIBOR	Monthly	309,615	9,055,403	144,802
GS	Xerox Holdings
	Corporation	3/18/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	64,700	1,086,960	(97,884)
GS	XPO Logistics, Inc.	2/20/21	Pay	0.500% +1 Month U.S. LIBOR	Monthly	32,100	3,181,431	(702,305)
SHORT TOTAL RETURN SWAP CONTRACTS
GS	Acacia
	Communications, Inc.	6/3/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(7,558)	(515,078)	7,221
JPM	American Airlines
	Group, Inc.	2/25/21	Pay	(0.600)% +3 Month U.S. LIBOR	Quarterly	(194)	(4,485)	1,949
GS	Aon plc	3/19/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(66,794)	(11,653,041)	(1,212,169)
JPM	Basket of Swaps	5/11/21	Pay	(0.950)% +1 Month U.S. LIBOR	Quarterly	(10,248)	(967,516)	(128,891)
GS	BorgWarner, Inc.	2/14/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(144,626)	(4,207,012)	(898,532)
GS	The Charles Schwab
	Corporation	12/5/20	Pay	(0.350)% + U.S. Federal Funds	Monthly	(250,908)	(10,964,897)	2,498,459
The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2020 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
JPM	Daimler AG	8/5/20	Pay	(0.476)% +3 Month U.S. LIBOR	Quarterly	(1,525)	$(65,916)	$3,984
GS	Eldorado Resorts, Inc.	12/20/20	Pay	(3.016)% + U.S. Federal Funds	Monthly	(49,009)	(2,526,550)	563,313
GS	Evolution Gaming
	Group AB	7/1/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(105)	(6,233)	5,565
GS	International Flavors
	& Fragrances, Inc.	3/17/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(9,171)	(1,004,041)	(119,080)
GS	Match Group, Inc.	4/23/21	Pay	(17.792)% + U.S. Federal Funds	Monthly	(31,024)	(2,558,219)	(770,919)
GS	Morgan Stanley	2/28/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(175,842)	(7,070,999)	(1,422,578)
JPM	Nissan Motor
	Company Ltd.	8/6/20	Pay	(0.479)% +3 Month U.S. LIBOR	Quarterly	(171,229)	(903,658)	270,542
BAML	Pan American Silver
	Corporation	2/20/21	Pay	(0.400)% +1 Month U.S. LIBOR	Monthly	(16,028)	(399,257)	(87,852)
BAML	Peugeot S.A.	11/14/20	Pay	(0.350)% +1 Month U.S. LIBOR	Monthly	(145,662)	(2,962,405)	592,649
JPM	Royal Dutch Shell
	plc Class A – ADR	3/6/21	Pay	(0.710)% +3 Month U.S. LIBOR	Quarterly	(102,668)	(3,623,476)	266,644
JPM	SiriusXM Holdings	1/29/21	Pay	(0.600)% +3 Month U.S. LIBOR	Quarterly	(117,749)	(833,663)	142,380
GS	The Wharf Holdings Ltd.	4/20/21	Pay	(4.500)% + U.S. Federal Funds	Monthly	(584,540)	(1,090,266)	(98,477)
GS	Wharf Real Estate
	Investment
	Company Ltd.	4/20/21	Pay	(4.250)% + U.S. Federal Funds	Monthly	(584,540)	(2,313,726)	(477,149)
GS	Worldline S.A.	5/21/21	Pay	(0.350)% + U.S. Federal Funds	Monthly	(34,079)	(2,795,421)	(155,899)
								$(1,218,509)

BAML – Bank of America Merrill Lynch & Co., Inc.	LIBOR – London Interbank Offered Rate
GS – Goldman, Sachs & Co.	plc – Public Limited Company
JPM – JPMorgan Chase & Co., Inc.	U.S. Federal Funds – U.S. Federal Funds Effective Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 99.97%

COMMON STOCKS — 0.42% (a)(e)

ELECTRIC UTILITIES— 0.42%
PG&E Corporation Greenshoe	3,595	$31,888
TOTAL COMMON STOCKS (Cost $34,153)		31,888

	Shares/Units
SPECIAL PURPOSE ACQUISITION
COMPANIES — 16.82% (a)
CC Neuberger Principal Holdings I (b)	14,924	158,194
CF Finance Acquisition Corporation Class A	4,323	46,905
CHP Merger Corporation Class A	1,150	11,454
FinTech Acquisition Corporation III Class A	4,230	47,207
Fusion Acquisition Corporation	7,563	76,840
GigCapital3, Inc.	656	6,586
Jaws Acquisition Corporation (b)	13,951	145,509
Juniper Industrial Holdings, Inc. Class A	4,552	45,383
Kensington Capital Acquisition Corporation	11,344	113,667
Longview Acquisition Corporation	4,302	43,450
Merida Merger Corporation I	5,915	57,908
Oaktree Acquisition Corporation Class A (b)	5,823	59,220
PropTech Acquisition Corporation Class A	5,888	59,763
SCVX Corporation (b)	4,975	51,541
Social Capital Hedosophia Holdings
Corporation III (b)	7,050	83,684
Software Acquisition Group, Inc. Class A	836	8,402
Subversive Capital Acquisition
Corporation Class A (b)(e)	22,446	223,337
Tuscan Holdings Corporation II	4,200	42,210
TOTAL SPECIAL PURPOSE ACQUISITION
COMPANIES (Cost $1,228,178)		1,281,260

	Shares
PREFERRED STOCKS — 2.18% (a)
Fannie Mae, 8.250%, Series S	8,091	64,323
Freddie Mac, 8.375%, Series Z	12,852	102,045
TOTAL PREFERRED STOCKS (Cost $197,807)		166,368

RIGHTS — 1.29% (a)(e)
PCG Backstop	784,000	97,934
TOTAL RIGHTS (Cost $115,091)		97,934

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
WARRANTS — 1.68% (a)
CF Finance Acquisition Corporation Class A
Expiration: April 2025,
Exercise Price: $11.50	11,580	$15,633
CHP Merger Corporation Class A
Expiration: November 2024,
Exercise Price: $11.50	575	564
Churchill Capital Corporation III Class A
Expiration: March 2027,
Exercise Price: $11.50	2,301	6,903
CIIG Merger Corporation Class A
Expiration: December 2026,
Exercise Price: $11.50	4,555	4,327
dMY Technology Group, Inc. Class A
Expiration: February 2027,
Exercise Price: $11.50	3,911	5,984
FinTech Acquisition Corporation III Class A
Expiration: December 2023,
Exercise Price: $11.50	7,553	17,371
Flying Eagle Acquisition Corporation Class A
Expiration: February 2027,
Exercise Price: $11.50	2,009	6,027
Gores Holdings IV, Inc. Class A
Expiration: January 2025,
Exercise Price: $11.50	2,940	5,292
Haymaker Acquisition Corporation
Class A II Class A
Expiration: October 2026,
Exercise Price: $11.50	2,676	4,175
Hennessy Capital Acquisition
Corporation IV Class A
Expiration: September 2025,
Exercise Price: $11.50	7,411	8,152
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026,
Exercise Price: $11.50	2,276	1,980
KLDiscovery, Inc.
Expiration: December 2025,
Exercise Price: $11.50 (e)	41,725	8,762
Merida Merger Corporation I
Expiration: November 2026,
Exercise Price: $11.50	2,957	1,479
PropTech Acquisition Corporation Class A
Expiration: October 2026,
Exercise Price: $11.50	2,944	2,061

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Shares	Value
Repay Holdings Corporation
Expiration: July 2024,
Exercise Price: $11.50	5,911	$19,329
Software Acquisition Group, Inc. Class A
Expiration: October 2026,
Exercise Price: $11.50	418	376
Tuscan Holdings Corporation
Expiration: April 2026,
Exercise Price: $11.50	13,713	8,022
Tuscan Holdings Corporation II
Expiration: July 2025,
Exercise Price: $11.50	9,600	5,184
Whole Earth Brands, Inc.
Expiration: June 2025,
Exercise Price: $11.50	5,734	6,537
TOTAL WARRANTS (Cost $116,632)		128,158

	Principal
	Amount
BANK LOANS — 27.67% (e)(g)
Avaya Holdings Corporation
4.435% (3 Month U.S.
LIBOR + 4.250%), 12/15/2024	$190,443	176,159
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S.
LIBOR + 4.250%), 6/7/2023	124,583	101,846
CEOC LLC
2.178% (3 Month U.S.
LIBOR + 2.000%), 10/6/2024	253,432	252,533
Claire’s Stores, Inc.
6.808% (1 Month U.S.
LIBOR + 6.500%), 12/18/2026	417,953	334,362
Flavors Holdings, Inc.
7.200% (3 Month U.S.
LIBOR + 5.750%), 10/7/2020	387,000	385,066
Heritage Power LLC
7.771% (1 Month U.S.
LIBOR + 6.000%), 8/2/2026	296,919	279,104
McGraw-Hill Global Education Holdings LLC
5.000% (3 Month U.S.
LIBOR + 4.000%), 5/4/2022	92,233	78,629

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Principal
	Amount	Value
Refinitiv U.S. Holdings, Inc.
3.428% (1 Month U.S.
LIBOR + 3.250%), 10/1/2025	$149,482	$146,494
RentPath LLC
0.000% (3 Month U.S.
LIBOR + 4.750%), 12/17/2021 (i)	473,000	333,465
8.000% (1 Month U.S.
LIBOR + 7.000%), 12/14/2025	22,094	20,381
TOTAL BANK LOANS (Cost $2,268,657)		2,108,039

CONVERTIBLE BONDS — 1.57% (e)
Caesars Entertainment Corporation
5.000%, 10/1/2024	71,000	119,685
TOTAL CONVERTIBLE BONDS (Cost $109,065)		119,685

CORPORATE BONDS — 37.97% (e)
Acadia Healthcare Company, Inc.
5.125%, 7/1/2022 (d)	153,000	153,122
APX Group, Inc.
7.875%, 12/1/2022	383,000	382,278
Bombardier, Inc.
6.000%, 10/15/2022 (b)(f)	131,000	92,021
7.500%, 3/15/2025 (b)(f)	255,000	167,210
Cincinnati Bell, Inc.
8.000%, 10/15/2025 (f)	227,000	237,759
Delphi Technologies plc
5.000%, 10/1/2025 (b)(f)	25,000	26,864
EIG Investors Corporation
10.875%, 2/1/2024	58,000	56,471
Genesis Energy LP /
Genesis Energy Finance Corporation
6.000%, 5/15/2023	315,000	284,648
Global A&T Electronics Ltd.
8.500%, 1/12/2023 (b)	463,000	440,497
Intel Corporation
2.450%, 11/15/2029	72,000	77,874
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (d)(f)	323,000	322,419
Refinitiv U.S. Holdings, Inc.
8.250%, 11/15/2026 (f)	273,000	295,928

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Principal
	Amount	Value
Stars Group Holdings BV /
Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(f)	$294,000	$310,592
T-Mobile USA, Inc.
6.375%, 3/1/2025	44,000	45,254
TOTAL CORPORATE BONDS (Cost $3,081,903)		2,892,937

	Shares
ESCROW NOTES — 6.63% (a)(e)
Altaba, Inc.	23,452	505,097
TOTAL ESCROW NOTES (Cost $497,219)		505,097

SHORT-TERM INVESTMENTS — 3.74%

MONEY MARKET FUNDS — 3.74% (c)
Goldman Sachs Government Fund,
Institutional Share Class, 0.15%	285,109	285,109
TOTAL SHORT-TERM INVESTMENTS
(Cost $285,109)		285,109
TOTAL LONG INVESTMENTS
(Cost $7,933,814) — 99.97%		7,616,475

SHORT INVESTMENTS — (3.26)%

COMMON STOCKS — (1.29)%

ELECTRIC UTILITIES — (1.29)%
PG&E Corporation	(11,041)	(97,934)
TOTAL COMMON STOCKS
(Proceeds $121,007)		(97,934)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2020 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT NOTES/BONDS — (1.97)% (e)(h)
United States Treasury Notes/Bonds
1.38%, 1/31/2025	$(72,000)	$(75,657)
1.75%, 11/15/2029	(68,000)	(75,082)
TOTAL U.S. GOVERNMENT NOTES/BONDS
(Proceeds $144,050)		(150,739)
TOTAL SHORT INVESTMENTS
(Proceeds $265,057) — (3.26)%		(248,673)
TOTAL NET INVESTMENTS
(Cost $7,668,757) — 96.71%		7,367,802
OTHER ASSETS IN
EXCESS OF LIABILITIES — 3.29%		250,834
TOTAL NET ASSETS — 100.00%		$7,618,636

LIBOR – London Interbank Offered Rate
plc – Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2020.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short and swap contracts.
(e)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2020, these securities represent 19.07% of total net assets.

(g)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2020.
(h)	The rate shown represents yield to maturity.
(i)	Default or other conditions exist and the security is not presently accruing income.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Fund Services.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2020 (Unaudited)

			Pay/Receive					Unrealized
Counter		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	BlackRock Floating
	Rate Income
	Strategies Fund, Inc.	8/30/20	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	2,826	$35,897	$(4,312)
GS	BlackRock MuniYield
	Quality Fund III, Inc.	3/24/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	6,882	76,750	12,828
JPM	BlackRock MuniYield
	Quality Fund III, Inc.	3/24/21	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	672	7,423	1,324
GS	Broadmark Realty
	Capital, Inc.	1/16/21	Pay	0.600% + 1 Month U.S. LIBOR	Monthly	18,866	230,890	(52,273)
GS	CF Finance Acquisition
	Corporation Class A	11/19/20	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	15,440	157,179	10,294
GS	Churchill Capital
	Corporation III Class A	6/17/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	9,204	94,433	4,862
GS	CIIG Merger
	Corporation Class A	6/17/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	9,110	89,278	896
GS	dMY Technology
	Group, Inc. Class A	6/17/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	7,822	76,186	2,255
JPM	Eaton Vance
	Floating-Rate
	Income Trust	2/4/21	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	2,639	25,888	4,183
JPM	Eaton Vance Senior
	Floating-Rate
	Income Trust	8/30/20	Pay	0.841% + 3 Month U.S. LIBOR	Quarterly	1,819	23,728	(3,149)
GS	FinTech Acquisition
	Corporation III Class A	11/19/20	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	15,106	151,815	16,718

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2020 (Unaudited)

			Pay/Receive					Unrealized
Counter		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
JPM	First Trust Senior
	Floating Rate
	Income Fund II	2/4/21	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	3,374	$31,785	$4,942
GS	Flying Eagle Acquisition
	Corporation Class A	6/17/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	8,036	84,860	3,360
GS	Foley Trasimen
	Acquisition Corporation	6/10/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	18,092	190,328	2,681
GS	GMAC Capital Trust I	2/19/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	8,875	233,235	(34,296)
GS	Gores Holdings IV, Inc.
	Class A	6/22/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	11,760	117,600	1,631
GS	Haymaker Acquisition
	Corporation
	Class A II Class A	3/24/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	9,882	93,780	8,468
GS	Hennessy Capital
	Acquisition Corporation
	IV Class A	3/24/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	10,276	102,555	7,879
GS	Hudson Executive
	Investment Corporation	6/10/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	18,937	195,051	(980)
JPM	Invesco Municipal
	Opportunity Trust	2/4/21	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,107	12,876	249
GS	Invesco Municipal
	Opportunity Trust	2/19/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	835	9,631	270
JPM	Invesco Senior
	Income Trust	8/7/20	Pay	1.000% + 3 Month U.S. LIBOR	Quarterly	13,151	55,067	(9,597)
JPM	Invesco Value Municipal
	Income Trust	2/7/21	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	923	13,160	174
JPM	Nuveen AMT-Free
	Municipal Credit
	Income Fund	11/27/20	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,582	24,661	(495)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2020 (Unaudited)

			Pay/Receive					Unrealized
Counter		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
GS	Nuveen AMT-Free
	Quality Municipal
	Income Fund	3/24/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	9,665	$116,202	$18,103
JPM	Nuveen AMT-Free
	Quality Municipal
	Income Fund	3/24/21	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,229	14,556	2,523
JPM	Nuveen California
	Quality Municipal
	Income Fund	11/27/20	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,701	24,674	(408)
JPM	Nuveen Intermediate
	Duration Municipal
	Term Fund	10/4/20	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	4,858	66,276	(2,119)
JPM	Nuveen Municipal
	Credit Income Fund	10/4/20	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	4,117	65,721	(4,972)
JPM	Nuveen New York
	AMT-Free Quality
	Municipal Income Fund	3/24/21	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	654	7,350	1,072
GS	Nuveen New York
	AMT-Free Quality
	Municipal Income Fund	3/24/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	6,880	78,367	10,221
GS	Nuveen New York Quality
	Municipal Income Fund	3/11/21	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	712	9,578	(145)
JPM	SLM Corporation,
	4.311%, Series B	2/10/21	Pay	1.100% + 3 Month U.S. LIBOR	Quarterly	2,007	116,406	(50,489)
GS	Trebia Acquisition
	Corporation	6/30/21	Pay	1.000% + 1 Month U.S. LIBOR	Monthly	30,219	316,393	(604)
GS	Tuscan Holdings
	Corporation	3/24/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	10,713	104,773	4,787

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2020 (Unaudited)

			Pay/Receive					Unrealized
Counter		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
GS	Tuscan Holdings
	Corporation II	1/16/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	15,000	$149,100	$1,602
GS	Whole Earth Brands, Inc.	3/24/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	7,645	74,612	(12,931)
SHORT TOTAL RETURN SWAP CONTRACTS
GS	Eldorado Resorts, Inc.	12/20/20	Pay	(3.016)% + U.S. Federal Funds	Monthly	(902)	(52,000)	15,832
								$(39,616)

GS – Goldman, Sachs & Co.
JPM – JPMorgan Chase & Co., Inc.
LIBOR – London Interbank Offered Rate
U.S. Federal Funds – U.S. Federal Funds Effective Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

The Merger Fund and Westchester Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

		WCM	WCM
		Alternatives:	Alternatives:
	The Merger	Event-Driven	Credit Event
	Fund	Fund	Fund
ASSETS:
Investments in unaffiliated issuers, at value
(Cost $3,053,548,748, $204,796,994,
and $7,933,814, respectively)*	$3,090,087,037	$206,088,253	$7,616,475
Investments in affiliated issuers, at value
(Cost $36,070,265, $—,
and $—, respectively) (Note 9)	37,500,961	—	—
Investment of cash collateral from securities
loaned (Cost $31,275,752, $—,
and $—, respectively)	31,275,752	—	—
Cash	276,846	35,441	3,228
Cash held in foreign currency
(Cost $51,263, $—, and $—, respectively)	51,256	—	—
Deposits at brokers for securities sold short	6,904,202	2,585,113	21,981
Deposit at brokers for other investments	147,234,515	18,137,491	249,217
Receivable for forward currency
exchange contracts	419,523	3,416	—
Receivable for swap contracts	12,125,458	555,005	21,458
Receivable for investments sold	16,736,035	1,736,604	330,321
Receivable for fund shares issued	7,202,178	521,146	25,000
Dividends and interest receivable	4,869,995	713,987	50,864
Receivable for securities
lending income (Note 8)	7,584	—	—
Prepaid expenses and other receivables	288,539	49,203	26,756
Total Assets	3,354,979,881	230,425,659	8,345,300
LIABILITIES:
Securities sold short, at value
(Proceeds of $6,916,376, $2,953,669,
and $265,057, respectively)	7,240,422	2,531,672	248,673
Written option contracts, at value
(Premiums received $12,902,253,
$4,581,451, and $—, respectively)	23,080,007	4,670,403	—
Payable for forward currency
exchange contracts	137,516	18,714	—
Payable for swap contracts	16,304,506	1,773,514	61,074
Payable for collateral received
on securities loaned (Note 8)	31,275,752	—	—
Payable for investments purchased	29,149,092	4,402,774	383,796
Payable to the investment adviser	2,570,056	215,825	1,274
Payable for fund shares redeemed	1,788,951	223,626	—
Dividends and interest payable	68,330	166,576	5
Distribution fees payable	5,971	146	—
Accrued expenses and other liabilities	896,815	78,544	31,842
Total Liabilities	112,517,418	14,081,794	726,664
NET ASSETS	$3,242,462,463	$216,343,865	$7,618,636

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2020 (Unaudited)

		WCM	WCM
		Alternatives:	Alternatives:
	The Merger	Event-Driven	Credit Event
	Fund	Fund	Fund
NET ASSETS CONSISTS OF:
Paid-in capital	$3,133,397,444	$220,384,581	$7,982,276
Distributable earnings (accumulated deficit)	109,065,019	(4,040,716)	(363,640)
Total Net Assets	$3,242,462,463	$216,343,865	$7,618,636
Investor Class
Net assets	$872,779,615	$21,380,313	$48,356
Shares outstanding	50,898,187	2,093,557	4,899
Net asset value and
offering price per share**	$17.15	$10.21	$9.87
Institutional Class
Net assets	$2,369,682,848	$194,963,552	$7,570,280
Shares outstanding	138,581,530	19,009,634	766,805
Net asset value and
offering price per share**	$17.10	$10.26	$9.87

*	Includes securities on loan for The Merger Fund with a value of $30,629,215 at June 30, 2020.
**	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

		WCM	WCM
		Alternatives:	Alternatives:
	The Merger	Event-Driven	Credit Event
	Fund	Fund	Fund
INVESTMENT INCOME:
Interest	$7,121,798	$1,312,656	$141,178
Dividend income on
unaffiliated long positions	11,278,260	905,499	7,240
Securities lending income, net (Note 8)	124,664	—	—
Total investment income	18,524,722	2,218,155	148,418
EXPENSES:
Investment advisory fees	15,546,640	1,354,342	34,320
Distribution fees (Investor Class)	1,167,926	25,149	420
Sub transfer agent fees (Institutional Class)	884,310	103,169	1,717
Sub transfer agent fees (Investor Class)	600,526	11,323	287
Administration fees	514,847	35,369	8,253
Professional fees	386,496	60,740	23,875
Transfer agent and shareholder
servicing agent fees	228,844	11,304	1,027
Fund accounting expenses	162,513	29,843	3,169
Custody fees	152,631	25,516	3,029
Reports to shareholders	149,501	19,322	1,385
Trustees’ fees and expenses	122,630	15,780	7,483
Compliance fees	98,620	6,641	190
Miscellaneous expenses	81,788	9,717	2,922
Federal and state registration fees	79,766	28,219	21,554
Borrowing expenses on securities sold short	177,640	51,650	1,041
Dividends and interest
on securities sold short	154,201	188,656	1,602
Interest on reverse repurchase agreements	—	—	532
Total expenses before expense
waiver/reimbursement by adviser	20,508,879	1,976,740	112,806
Expense waived/reimbursed
by adviser (Note 3)	(392,090)	(10,228)	(52,926)
Net expenses	20,116,789	1,966,512	59,880
NET INVESTMENT INCOME (LOSS)	$(1,592,067)	$251,643	$88,538

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended June 30, 2020 (Unaudited)

		WCM	WCM
		Alternatives:	Alternatives:
	The Merger	Event-Driven	Credit Event
	Fund	Fund	Fund
REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments in unaffiliated issuers	$67,114,325	$(9,769,536)	$(29,752)
Securities sold short	44,865,309	5,561,436	(18,052)
Written option contracts expired or closed	(7,784,144)	800,564	—
Forward currency exchange contracts	849,449	229,787	—
Swap contracts	1,062,692	(6,542,282)	(115,756)
Foreign currency transactions	3,313	992	—
Net realized gain (loss)	106,110,944	(9,719,039)	(163,560)
Change in unrealized
appreciation (depreciation) on:
Investments in unaffiliated issuers	(121,371,390)	(5,811,997)	(436,247)
Investments in affiliated issuers (Note 9)	1,114,446	—	—
Securities sold short	954,232	856,397	18,744
Written option contracts	(829,683)	226,674	—
Forward currency exchange contracts	2,780,204	260,651	—
Swap contracts	7,426,771	(2,848,197)	(28,579)
Foreign currency translation	(7)	(22)	—
Net change in unrealized
appreciation (depreciation)	(109,925,427)	(7,316,494)	(446,082)
NET REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS	(3,814,483)	(17,035,533)	(609,642)
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(5,406,550)	$(16,783,890)	$(521,104)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	(Unaudited)
Net investment income (loss)	$(1,592,067)	$21,065,840
Net realized gain on investments, securities
sold short, written option contracts
expired or closed, forward currency
exchange contracts, swap contracts,
and foreign currency transactions	106,110,944	2,260,648
Net change in unrealized appreciation
(depreciation) on investments, securities sold
short, written option contracts, forward
currency exchange contracts, swap contracts,
and foreign currency translation	(109,925,427)	158,706,213
Net increase (decrease) in net assets
resulting from operations	(5,406,550)	182,032,701

Investor Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions to
shareholders – Investor Class	—	(13,594,494)

Institutional Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions to
shareholders – Institutional Class	—	(28,505,531)

Net increase in net assets from
capital share transactions (Note 4)	55,510,300	291,074,931
Net increase in net assets	50,103,750	431,007,607

NET ASSETS:
Beginning of period	3,192,358,713	2,761,351,106
End of period	$3,242,462,463	$3,192,358,713

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	(Unaudited)
Net investment income	$251,643	$932,003
Net realized gain (loss) on investments,
securities sold short, written option
contracts expired or closed, forward currency
exchange contracts, swap contracts,
and foreign currency transactions	(9,719,039)	10,397,501
Net change in unrealized appreciation
(depreciation) on investments, securities sold
short, written option contracts, forward
currency exchange contracts, swap contracts,
and foreign currency translation	(7,316,494)	7,714,203
Net increase (decrease) in net assets
resulting from operations	(16,783,890)	19,043,707

Investor Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions to
shareholders – Investor Class	—	(404,640)

Institutional Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions to
shareholders – Institutional Class	—	(4,526,978)

Net increase in net assets from
capital share transactions (Note 4)	14,523,995	59,257,900
Net increase (decrease) in net assets	(2,259,895)	73,369,989

NET ASSETS:
Beginning of period	218,603,760	145,233,771
End of period	$216,343,865	$218,603,760

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	(Unaudited)
Net investment income	$88,538	$83,113
Net realized gain (loss) on investments,
securities sold short, and swap contracts	(163,560)	157,709
Net change in unrealized appreciation
(depreciation) on investments, securities
sold short, and swap contracts	(446,082)	245,567
Net increase (decrease) in net assets
resulting from operations	(521,104)	486,389

Investor Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions to
shareholders – Investor Class	—	(13,453)

Institutional Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions to
shareholders – Institutional Class	—	(135,910)

Net increase in net assets from
capital share transactions (Note 4)	2,978,685	1,041,763
Net increase in net assets	2,457,581	1,378,789

NET ASSETS:
Beginning of period	5,161,055	3,782,266
End of period	$7,618,636	$5,161,055

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Institutional Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$17.10		$16.30	$15.83	$15.56	$15.25	$15.58
Income from
investment operations:
Net investment
income (loss)(1)(2)	(0.00	)(8)	0.14	0.23	0.10	(0.04)	(0.03)
Net realized and
unrealized gain (loss)
on investments	(0.00	)(8)	0.89	1.03	0.33	0.49	(0.05)
Total from
investment operations	(0.00	)(8)	1.03	1.26	0.43	0.45	(0.08)
Less distributions:
From net
investment income	—		(0.05)	(0.23)	(0.16)	(0.14)	(0.18)
From net realized gains	—		(0.18)	(0.56)	—	—	(0.07)
Total dividends
and distributions	—		(0.23)	(0.79)	(0.16)	(0.14)	(0.25)
Net Asset Value,
end of period	$17.10		$17.10	$16.30	$15.83	$15.56	$15.25
Total Return	0.00	%(4)	6.32%	7.98%	2.74%	2.94%	(0.52)%

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

Institutional Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2020		2019		2018	2017	2016	2015
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (000’s)	$2,369,683		$2,161,001		$1,496,116	$1,152,718	$1,377,041	$1,247,332
Ratio of gross expenses
to average net assets:
Before expense
reimbursement	1.23	%(3)	1.74	%(6)	1.64%	1.55%	1.70%	1.54%
After expense
reimbursement	1.20	%(3)	1.72	%(6)	1.61%	1.48%	1.59%	1.41%
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net assets	0.02	%(3)	0.53	%(6)	0.41%	0.37%	0.52%	0.40%
Ratio of operating expenses
to average net assets
excluding dividends and
interest on short positions
and borrowing expense on
securities sold short (after
expense reimbursement)	1.18	%(3)	1.19	%(7)	1.20%	1.11%	1.07%	1.01%
Ratio of net investment
income (loss) to
average net assets	(0.01	)%(3)	0.81%		1.38%	0.66%	(0.27)%	(0.21)%
Portfolio turnover rate(5)	112	%(4)	167%		155%	166%	182%	157%
(1)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities on securities sold short and legal expenses related to the settlement of an appraisal right for the six months ended June 30, 2020 and years ended December 31, 2019, 2018, 2017, 2016 and 2015 was $0.00, $0.22, $0.29, $0.16, $0.04, and $0.03, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)	The amount for the year ended December 31, 2019 includes 0.10% of legal expenses related to the settlement of an appraisal right.
(7)	The amount for the year ended December 31, 2019 excludes 0.10% of legal expenses related to the settlement of an appraisal right.
(8)	Amount calculated is less than $(0.005).

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Investor Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$17.17		$16.42	$15.94	$15.66	$15.31	$15.63
Income from
investment operations:
Net investment
income (loss)(1)(2)	(0.02)		0.09	0.18	0.05	(0.09)	(0.08)
Net realized and
unrealized gain (loss)
on investments	(0.00	)(8)	0.89	1.05	0.32	0.49	(0.05)
Total from
investment operations	(0.02)		0.98	1.23	0.37	0.40	(0.13)
Less distributions:
From net investment income	—		(0.05)	(0.19)	(0.09)	(0.05)	(0.12)
From net realized gains	—		(0.18)	(0.56)	—	—	(0.07)
Total dividends
and distributions	—		(0.23)	(0.75)	(0.09)	(0.05)	(0.19)
Net Asset Value,
end of period	$17.15		$17.17	$16.42	$15.94	$15.66	$15.31
Total Return	(0.12	)%(4)	5.96%	7.68%	2.39%	2.61%	(0.82)%

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2020		2019		2018	2017	2016	2015
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (in millions)	$873		$1,031		$1,265	$1,162	$1,540	$3,509
Ratio of gross expenses
to average net assets:
Before expense waiver	1.53	%(3)	2.03	%(6)	1.94%	1.87%	2.03%	1.87%
After expense waiver	1.50	%(3)	2.01	%(6)	1.91%	1.80%	1.92%	1.74%
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net assets	0.02	%(3)	0.53	%(6)	0.41%	0.37%	0.52%	0.40%
Ratio of operating expenses
to average net assets
excluding dividends and
interest on short positions
and borrowing expense on
securities sold short	1.48	%(3)	1.48	%(7)	1.50%	1.43%	1.40%	1.34%
Ratio of net investment income
(loss) to average net assets	(0.31	)%(3)	0.52%		1.08%	0.34%	(0.60)%	(0.53)%
Portfolio turnover rate(5)	112	%(4)	167%		155%	166%	182%	157%

(1)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities on securities sold short and legal expenses related to the settlement of an appraisal right for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015 was $(0.02), $0.18, $0.25, $0.11, $(0.01), and $(0.02), respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)	The amount for the year ended December 31, 2019 includes 0.10% of legal expenses related to the settlement of an appraisal right.
(7)	The amount for the year ended December 31, 2019 excludes 0.10% of legal expenses related to the settlement of an appraisal right.
(8)	Amount calculated is less than $(0.005).

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Institutional Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$11.01		$10.14	$10.17	$9.81	$9.62	$10.14
Income from
investment operations:
Net investment
income (loss)(1)(2)	0.01		0.06	0.14	0.00 (8)	(0.04)	0.01
Net realized and
unrealized gain (loss)
on investments	(0.76)		1.06	0.39	0.46	0.31	(0.22)
Total from
investment operations	(0.75)		1.12	0.53	0.46	0.27	(0.21)
Less distributions:
From net
investment income	—		(0.17)	(0.43)	—	(0.08)	(0.09)
From net realized gains	—		(0.08)	(0.13)	(0.10)	—	(0.22)
Total dividends
and distributions	—		(0.25)	(0.56)	(0.10)	(0.08)	(0.31)
Net Asset Value,
end of period	$10.26		$11.01	$10.14	$10.17	$9.81	$9.62
Total Return	(6.81	)%(4)	11.13%	5.27%	4.72%	2.86%	(2.08)%

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS (continued)

Institutional Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2020		2019		2018	2017	2016	2015
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (000’s)	$194,964		$199,251		$134,923	$94,031	$112,947	$96,489
Ratio of gross expenses
to average net assets:
Before expense
reimbursement/
recoupment	1.80	%(3)	2.10	%(6)	2.19%	2.20%	2.37%	2.23%
After expense
reimbursement/
recoupment	1.79	%(3)	2.10	%(6)	2.20%	2.24%	2.36%	2.09%
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net assets	0.22	%(3)	0.49	%(6)	0.46%	0.50%	0.62%	0.35%
Ratio of operating expenses to
average net assets excluding
dividends and interest on
short positions and borrowing
expense on securities
sold short (after expense
reimbursement/recoupment)	1.57	%(3)	1.61	%(7)	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income
(loss) to average net assets	0.26	%(3)	0.52%		1.34%	(0.02)%	(0.46)%	0.05%
Portfolio turnover rate(5)	157	%(4)	238%		230%	283%	217%	199%

(1)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities on securities sold short and legal expenses related to the settlement of an appraisal right for the six months ended June 30, 2020 and years ended December 31, 2019, 2018, 2017, 2016 and 2015 was $0.02, $0.11, $0.19, $0.05, $0.02, and $0.04, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)	The amount for the year ended December 31, 2019 includes 0.03% of legal expenses related to the settlement of an appraisal right.
(7)	The amount for the year ended December 31, 2019 excludes 0.03% of legal expenses related to the settlement of an appraisal right.
(8)	Amount calculated is less than $(0.005).

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Investor Class
						For the
						Period from
	Six Months		Year Ended December 31,			March 22, 2017^
	Ended					through
	June 30,					December 31,
	2020		2019		2018	2017
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.97		$10.12		$10.16	$9.89
Income from investment operations:
Net investment income (loss)(1)(2)	0.00	(8)	0.03		0.11	(0.01)
Net realized and unrealized
gain (loss) on investments	(0.76)		1.05		0.39	0.38
Total from investment operations	(0.76)		1.08		0.50	0.37
Less distributions:
From net investment income	—		(0.15)		(0.41)	—
From net realized gains	—		(0.08)		(0.13)	(0.10)
Total dividends and distributions	—		(0.23)		(0.54)	(0.10)
Net Asset Value, end of period	$10.21		$10.97		$10.12	$10.16
Total Return	(6.93	)%(4)	10.73%		4.95%	3.77	%(4)

Supplemental data and ratios:
Net assets, end of period (in 000’s)	$21,380		$19,352		$10,311	$5,558
Ratio of gross expenses
to average net assets:
Before expense
reimbursement/recoupment	2.05	%(3)	2.35	%(6)	2.44%	2.52	%(3)
After expense
reimbursement/recoupment	2.04	%(3)	2.35	%(6)	2.45%	2.54	%(3)
Ratio of dividends and interest on short
positions and borrowing expense on
securities sold short to average net assets	0.22	%(3)	0.49	%(6)	0.46%	0.55	%(3)
Ratio of operating expenses to average net
assets excluding dividends and interest
on short positions and borrowing
expense on securities sold (after
expense reimbursement/recoupment)	1.82	%(3)	1.86	%(7)	1.99%	1.99	%(3)
Ratio of net investment income (loss)
to average net assets	0.01	%(3)	0.27%		1.09%	(0.17	)%(3)
Portfolio turnover rate(5)	157	%(4)	238%		230%	283	%(4)

(1)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities on securities sold short and legal expenses related to the settlement of an appraisal right for the six months ended June 30, 2020 and periods ended December 31, 2019, 2018 and 2017 was $0.01, $0.08, $0.16, and $0.03, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)	The amount for the year ended December 31, 2019 includes 0.03% of legal expenses related to the settlement of an appraisal right.
(7)	The amount for the year ended December 31, 2019 excludes 0.03% of legal expenses related to the settlement of an appraisal right.
(8)	Amount calculated is less than $0.005.
^	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Institutional Class
	Six Months		Year Ended December 31,
	Ended
	June 30,
	2020		2019	2018
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.46		$9.55	$10.00
Income from investment operations:
Net investment income(1)(2)	0.12		0.21	0.14
Net realized and unrealized gains (loss) on investments	(0.71)		1.02	(0.43)
Total from investment operations	(0.59)		1.23	(0.29)
Less distributions:
From net investment income	—		(0.28)	(0.16)
From net realized gains	—		(0.04)	—
Total dividends and distributions	—		(0.32)	(0.16)
Net Asset Value, end of period	$9.87		$10.46	$9.55
Total Return	(5.64	)%(4)	12.87%	(2.93)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$7,570		$4,698	$3,744
Ratio of gross expenses to average net assets:
Before expense reimbursement	3.27	%(3)	5.38%	6.24%
After expense reimbursement	1.73	%(3)	1.88%	1.73%
Ratio of borrowing expense on securities sold short and
interest on securities sold short and reverse
repurchase agreements to average net assets	0.09	%(3)	0.24%	0.09%
Ratio of operating expenses to average net assets
excluding borrowing expense on securities sold short
and interest on securities sold short and reverse
repurchase agreements (after expense reimbursement)	1.64	%(3)	1.64%	1.64%
Ratio of net investment income to average net assets	2.59	%(3)	2.02%	1.44%
Portfolio turnover rate(5)	84	%(4)	106%	192%

(1)
Net investment income before borrowing expense on securities on securities sold short and interest on securities sold short and reverse repurchase agreements for the six months ended June 30, 2020 and years ended December 31, 2019 and 2018 was $0.13, $0.23, and $0.15, respectively.

(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, swap contracts, short positions and reverse repurchase agreements).  The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Investor Class
	Six Months		Year Ended December 31,
	Ended
	June 30,
	2020		2019	2018
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.43		$9.54	$10.00
Income from investment operations:
Net investment income(1)(2)	0.11		0.19	0.12
Net realized and unrealized gain (loss) on investments	(0.67)		1.01	(0.44)
Total from investment operations	(0.56)		1.20	(0.32)
Less distributions:
From net investment income	—		(0.27)	(0.14)
From net realized gains	—		(0.04)	—
Total dividends and distributions	—		(0.31)	(0.14)
Net Asset Value, end of period	$9.87		$10.43	$9.54
Total Return	(5.37	)%(4)	12.60%	(3.23)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$48		$463	$38
Ratio of gross expenses to average net assets:
Before expense reimbursement	3.52	%(3)	5.63%	6.56%
After expense reimbursement	1.98	%(3)	2.13%	1.98%
Ratio of borrowing expense on securities sold short and
interest on securities sold short and reverse
repurchase agreements to average net assets	0.09	%(3)	0.24%	0.09%
Ratio of operating expenses to average net assets
excluding borrowing expense on securities sold short
and interest on securities sold short and reverse
repurchase agreements (after expense reimbursement)	1.89	%(3)	1.89%	1.89%
Ratio of net investment income to average net assets	2.34	%(3)	1.77%	1.19%
Portfolio turnover rate(5)	84	%(4)	106%	192%

(1)
Net investment income before borrowing expense on securities on securities sold short and interest on securities sold short and reverse repurchase agreements for the six months ended June 30, 2020 and the years ended December 31, 2019 and 2018 was $0.12, $0.21, and $0.13, respectively.

(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, swap contracts, short positions and reverse repurchase agreements).  The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

Note 1 — ORGANIZATION
The Merger Fund (“TMF”) is a no-load, open-end, diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TMF was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, TMF’s fundamental investment policies were amended to permit TMF to engage in merger arbitrage. At the same time, Westchester Capital Management, Inc. became TMF’s investment adviser, and TMF began to do business as The Merger Fund. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became TMF’s investment adviser. Therefore, the performance information included for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, TMF’s current portfolio managers, have served as co-portfolio managers of TMF since January 2007. The Investor Class inception date was January 31, 1989, and the Institutional Class inception date was August 1, 2013. The investment objective of TMF is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. At June 30, 2020, 69.1% of the shares outstanding of TMF’s Investor Class were owned by 6 omnibus accounts. At June 30, 2020, 73.7% of the shares outstanding of TMF’s Institutional Class were owned by 6 omnibus accounts.

Westchester Capital Funds (“WCF”) is an open-end series management investment company organized under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act. WCM Alternatives: Event-Driven Fund (“EDF”), the first series within WCF, is a no-load, open-end, diversified investment company with two classes of shares, Investor Class shares and Institutional Class shares. The Institutional Class inception date was January 2, 2014. The Investor Class inception date was March 22, 2017. The investment objective of EDF is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. WCM Alternatives: Credit Event Fund (“CEF”), the second series within WCF, is a no-load, open-end, non-diversified investment company with two classes of shares, Investor Class shares and Institutional Class shares. The Institutional Class and Investor Class inception date was December 29, 2017. The investment objective of CEF is to seek attractive risk-adjusted returns independent of market cycles.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 1 — ORGANIZATION (continued)
Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return. At June 30, 2020, 77.3% of the shares outstanding of EDF’s Investor Class were owned by 3 omnibus accounts. At June 30, 2020, 93.5% of the shares outstanding of EDF’s Institutional Class were owned by 3 omnibus accounts. At June 30, 2020, 46.1% and 0.2% of the shares outstanding of CEF’s Investor Class were owned by 2 omnibus accounts and by affiliates of the Adviser, respectively. At June 30, 2020, 76.0% and 10.1% of the shares outstanding of CEF’s Institutional Class were owned by 4 omnibus accounts and by affiliates of the Adviser, respectively. At June 30, 2020, 21.3% and 52.5% of the shares outstanding of CEF’s Investor Class and CEF’s Institutional Class, respectively, were owned by affiliates of the Adviser through omnibus accounts or were directly held.

Each class of shares of TMF, EDF and CEF (each a “Fund” and together, the “Funds”) has different eligibility and minimum investment requirements. The underlying assets attributable to a class of a Fund are charged with the expenses attributable to that class of the Fund and with a share of the general expenses of the Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Boards of Trustees of the Funds (the “Board of Trustees” or “Trustees”) in such manner as the Trustees determine. Shares of classes may have different voting rights, such as (i) when required by the 1940 Act, or (ii) when the Trustees determine that such a matter affects only the interests of a particular class. Shares have no preemptive or subscription rights. The Institutional Class shares do not have a distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments of a Fund are allocated to each class of a Fund based on its relative net assets.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
A.    Investment Valuation

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Funds. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Due to the short-term nature of the reverse repurchase agreements, amortized cost approximates fair value. These securities are generally classified as Level 2 investments. At June 30, 2020, the Funds had no open reverse repurchase agreements.

The Funds typically fair value securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Funds may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Funds have performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —
Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Funds as of June 30, 2020. These assets and liabilities are measured on a recurring basis.

The Merger Fund

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks*	$1,389,461,323	$—	$—		$1,389,461,323
Special Purpose
Acquisition Companies	183,958,629	38,220,262	—		222,178,891
Preferred Stocks	7,153,127	—	—		7,153,127
Contingent Value Rights	—	3,093,703	—		3,093,703
Rights	1,622,367	—	—		1,622,367
Warrants	9,441,715	142,307	—	****	9,584,022
Bank Loans	—	78,997,009	—		78,997,009
Corporate Bonds	—	89,960,807	—		89,960,807
Purchased Option Contracts	2,807,274	—	—		2,807,274
Escrow Notes	—	186,393,875	124,341		186,518,216
Short-Term Investments	1,092,635,853	43,575,406	—		1,136,211,259
Investments Purchased
with the Cash Proceeds
from Securities Lending***	—	—	—		31,275,752
Forward Currency
Exchange Contracts**	—	419,523	—		419,523
Swap Contracts**	—	12,125,458	—		12,125,458
Total	$2,687,080,288	$452,928,350	$124,341		$3,171,408,731

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Merger Fund (continued)

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Liabilities
Short Common Stocks*	$(7,240,422)	$—	$—		$(7,240,422)
Written Option Contracts	(23,080,007)	—	—		(23,080,007)
Forward Currency
Exchange Contracts**	—	(137,516)	—		(137,516)
Swap Contracts**	—	(16,304,506)	—		(16,304,506)
Total	$(30,320,429)	$(16,442,022)	$—		$(46,762,451)

WCM Alternatives: Event-Driven Fund

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks*	$61,097,703	$612,190	$—		$61,709,893
Special Purpose
Acquisition Companies	31,740,689	4,001,500	—		35,742,189
Closed-End Funds	4,894,451	—	—		4,894,451
Preferred Stocks	6,332,144	—	—		6,332,144
Contingent Value Rights	—	269,963	—		269,963
Rights	487,858	1,880,239	—		2,368,097
Warrants	1,848,308	2,559	—	****	1,850,867
Bank Loans	—	11,885,904	—		11,885,904
Convertible Bonds	—	423,782	—		423,782
Corporate Bonds	—	20,116,691	—		20,116,691
Purchased Option Contracts	2,001,882	34,851	—		2,036,733
Escrow Notes	—	15,865,793	2,885		15,868,678
Short-Term Investments	28,880,912	13,707,949	—		42,588,861
Forward Currency
Exchange Contracts**	—	3,416	—		3,416
Swap Contracts**	—	555,005	—		555,005
Total	$137,283,947	$69,359,842	$2,885		$206,646,674

Liabilities
Short Common Stocks*	$(1,880,245)	$—	$—		$(1,880,245)
Short U.S. Government
Notes/Bonds	—	(651,427)	—		(651,427)
Written Option Contracts	(4,127,695)	(542,708)	—		(4,670,403)
Forward Currency
Exchange Contracts**	—	(18,714)	—		(18,714)
Swap Contracts**	—	(1,773,514)	—		(1,773,514)
Total	$(6,007,940)	$(2,986,363)	$—		$(8,994,303)

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
WCM Alternatives: Credit Event Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$—	$31,888	$—	$31,888
Special Purpose
Acquisition Companies	1,057,923	223,337	—	1,281,260
Preferred Stocks	166,368	—	—	166,368
Rights	—	97,934	—	97,934
Warrants	119,396	8,762	—	128,158
Bank Loans	—	2,108,039	—	2,108,039
Convertible Bonds	—	119,685	—	119,685
Corporate Bonds	—	2,892,937	—	2,892,937
Escrow Notes	—	505,097	—	505,097
Short-Term Investments	285,109	—	—	285,109
Swap Contracts**	—	21,458	—	21,458
Total	$1,628,796	$6,009,137	$—	$7,637,933

Liabilities
Short Common Stocks*	$(97,934)	$—	$—	$(97,934)
Short U.S. Government
Notes/Bonds	—	(150,739)	—	(150,739)
Swap Contracts**	—	(61,074)	—	(61,074)
Total	$(97,934)	$(211,813)	$—	$(309,747)

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.
***
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statement of Assets and Liabilities. See Note 8 for additional information regarding securities lending activity.

****	Amount less than $0.50.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Funds’ pricing procedures. At June 30, 2020, the value of these securities held by TMF and EDF were $124,341 and $2,885, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note 2 A. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The Merger Fund

Description	Warrants		Escrow Notes	Total Investment
Balance as of December 31, 2019	$—		$285,983	$285,983
Purchases on Investments	—		—	—
(Sales) of Investments	—		— *	— *
Realized (Gain) Loss	—		(78,693)	(78,693)
Transfers Into Level 3	—	*	—	— *
(Transfer Out) of Level 3	—		—	—
Change in Unrealized
Appreciation (Depreciation)	—		(82,949)	(82,949)
Balance as of June 30, 2020	$—		$124,341	$124,341
Change in unrealized appreciation
(depreciation) for Level 3 investments held
during the period ended June 30, 2020	$(110,155)		$(161,642)	$(271,797)

* Amount less than $0.50.

WCM Alternatives: Event-Driven Fund

Description	Warrants		Escrow Notes	Total Investment
Balance as of December 31, 2019	$—		$6,636	$6,636
Purchases on Investments	—		—	—
(Sales) of Investments	—		—	—
Realized (Gain) Loss	—		—	—
Transfers Into Level 3	—	*	—	— *
(Transfer Out) of Level 3	—		—	—
Change in Unrealized
Appreciation (Depreciation)	—		(3,751)	(3,751)
Balance as of June 30, 2020	$—		$2,885	$2,885
Change in unrealized appreciation
(depreciation) for Level 3 investments held
during the period ended June 30, 2020	$(16,463)		$(3,751)	$(20,214)

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by TMF and EDF at June 30, 2020 totals $(82,949) and $(3,751), respectively. CEF held no Level 3 securities during the six months ended June 30, 2020.

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of June 30, 2020 for TMF and EDF are as follows:

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Merger Fund

	Fair Value at	Valuation	Unobservable
Description	June 30, 2020	Technique	Input
Warrant	$ —*	Projected Final Exercise Price**	Value of Final Exercise Price

WCM Alternatives: Event-Driven Fund

	Fair Value at	Valuation	Unobservable
Description	June 30, 2020	Technique	Input
Warrant	$ —*	Projected Final Exercise Price**	Value of Final Exercise Price

*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers. At June 30, 2020, the net value of these securities for TMF and EDF were $124,341 and $2,885, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2 A.

B.    Federal Income Taxes

No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Funds intend to make all required distributions to avoid federal excise tax.

The Funds have reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2020, TMF’s and EDF’s open Federal and New York tax years include the tax years ended December 31, 2016 through December 31, 2019. As of June 30, 2020, CEF’s open Federal and New York tax years include the tax years ended December 31, 2018 through December 31, 2019. The Funds have no tax examination in progress.

C.    Transactions with Brokers

The Funds’ deposits at brokers for securities sold short and deposits at brokers for other investments are with two securities dealers. The Funds are required by the brokers to maintain collateral for securities sold short. The receivable from brokers for securities sold short on the Statements of Assets and Liabilities represents the proceeds from securities sold short that is maintained at the broker. The Funds do not require the brokers to maintain collateral in support of the receivables from the brokers for

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
proceeds on securities sold short. The Funds may maintain cash deposits at brokers beyond the receivables for short sales. On the Statement of Assets and Liabilities, these are classified as deposits at brokers for other investments. A Fund may be required by the brokers with which it executes short sales to maintain an additional amount of collateral in a special tri-party custody arrangement for the benefit of the broker.

The Funds’ equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities.

D.    Securities Sold Short

The Funds sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statements of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Funds are liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Funds are required to pay to the lender any income earned, which is recorded as an expense by the Funds. The Funds segregate liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedules of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

E.    Written Option Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statements of

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

F.    Purchased Option Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds purchase put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the Statements of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

G.    Forward Currency Exchange Contracts

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. TMF and EDF use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward currency

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
exchange contracts obligating the Funds to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.    Equity Swap Contracts

The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds entered into long and/or short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR and/or the U.S. Federal Funds Effective Rate plus an agreed upon spread (refer to the Schedules of Investments for further disclosure of the contracts’ financing rates). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR and/or the U.S. Federal Funds Effective Rate less an agreed upon spread (refer to the Schedules of Investments for further disclosure of the contracts’ financing rates).

The Funds may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Funds to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Funds are also obligated

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Funds to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Funds will realize gains or losses upon termination or reset of the contract. The Funds or the Funds’ counterparty, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. Equity swap contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

I.    Reverse Repurchase Agreements

CEF may enter into reverse repurchase agreements. In a reverse repurchase agreement, CEF sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. CEF will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Securities pledged as collateral are reflected as a component of Investments, at value on the Statements of Assets and Liabilities and are noted on CEF’s Schedule of Investments. Typically, the counterparty under the terms of the agreement is able to rehypothecate, resell or repledge the security. The value of reverse repurchase agreements entered into are recorded in Payable for reverse repurchase agreements on the Statements of Assets and Liabilities. Interest is accrued daily and an appropriate payment reflecting the interest due for reverse repurchase agreements held at period end is recorded in Interest payable for reverse repurchase agreements on the Statements of Assets and Liabilities. The cumulative interest paid during the period is recorded in Interest expense on reverse repurchase agreements on the Statements of Operations. Refer to Note 2 P. for future counterparty risk disclosure.

J.    Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of each Fund’s fiscal year.

K.    Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural, regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

L.    Foreign Currency Transactions

The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency, if any, held as cash by the Funds’ custodian is reported separately on the Statements of Assets and Liabilities.

M.    Cash and Cash Equivalents

The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedules of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

N.    Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
involve future claims that may be made against the Funds that have not yet occurred. The Funds have not historically incurred material expenses in respect of those provisions.

O.    Security Transactions, Investment Income and Expenses

Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method utilizing call features. At June 30, 2020, expenses include $177,640, $51,650 and $1,041 of borrowing expenses on securities sold short for TMF, EDF and CEF, respectively. At June 30, 2020, expenses include $154,201, $188,656 and $1,602 of dividends and interest on securities sold short for TMF, EDF and CEF, respectively. At June 30, 2020, expenses included $532 of interest expenses on reverse repurchase agreements for CEF.

P.    Counterparty Risk

The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Funds includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Funds includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. The counterparty risk for reverse repurchase agreements is failure of a counterparty to return the security and any net unrealized appreciation. The Fund may also have difficulty replacing the security the counterparty failed to return. Written and purchased options sold on an exchange expose the Funds to counterparty risk; however, the exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.    The Right to Offset

Financial assets and liabilities, as well as cash collateral received by the Funds’ counterparties and posted are offset by the respective counterparty, and the net amount is reported in the Statements of Assets

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
and Liabilities when the Funds believe there exists a legally enforceable right to offset the recognized amounts.

R.    Derivatives

The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the six months ended June 30, 2020, each Fund’s monthly average quantity and notional value are described below:

The Merger Fund
	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	31,707	$294,991,258
Written Option Contracts	45,273	$369,273,039
Forward Currency Exchange Contracts	13	$375,641,760
Long Total Return Swap Contracts	30,087,635	$550,912,190
Short Total Return Swap Contracts	10,829,218	$475,612,871

WCM Alternatives: Event-Driven Fund
	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	16,648	$74,258,162
Written Option Contracts	16,528	$77,506,178
Forward Currency Exchange Contracts	16	$33,636,572
Long Total Return Swap Contracts	7,405,737	$168,558,869
Short Total Return Swap Contracts	1,775,883	$45,744,776

WCM Alternatives: Credit Event Fund
	Monthly Average	Monthly Average
	Quantity	Notional Value
Long Total Return Swap Contracts	218,586	$2,488,790
Short Total Return Swap Contracts	902	$52,000

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Statements of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2020 are described below:
	Asset Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
The Merger Fund
Equity Contracts:
Purchased Option Contracts	Investments	$2,807,274
Swap Contracts	Receivables	12,125,458
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	419,523
Total		$15,352,255

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Purchased Option Contracts	Investments	$2,036,733
Swap Contracts	Receivables	555,005
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	3,416
Total		$2,595,154

WCM Alternatives: Credit-Event Fund
Equity Contracts:
Swap Contracts	Receivables	$21,458
Total		$21,458

	Liability Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
The Merger Fund
Equity Contracts:
Written Option Contracts	Written Option Contracts	$23,080,007
Swap Contracts	Payables	16,304,506
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	137,516
Total		$39,522,029

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Written Option Contracts	Written Option Contracts	$4,670,403
Swap Contracts	Payables	1,773,514
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	18,714
Total		$6,462,631

WCM Alternatives: Credit-Event Fund
Equity Contracts:
Swap Contracts	Payables	$61,074
Total		$61,074

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 are described below:

Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
The Merger Fund
Equity Contracts	$44,528,373	$(7,784,144)	$—	$1,062,692	$37,806,921
Foreign Exchange
Contracts	—	—	849,449	—	849,449
Total	$44,528,373	$(7,784,144)	$849,449	$1,062,692	$38,656,370

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$10,150,730	$800,564	$—	$(6,542,282)	$4,409,012
Foreign Exchange
Contracts	—	—	229,787	—	229,787
Total	$10,150,730	$800,564	$229,787	$(6,542,282)	$4,638,799

WCM Alternatives:
Credit Event Fund
Equity Contracts				$(115,756)	$(115,756)
Total				$(115,756)	$(115,756)

* The amounts disclosed are included in the realized gain (loss) on investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts**	Contracts	Contracts	Contracts	Total
The Merger Fund
Equity Contracts	$(1,992,138)	$(829,683)	$—	$7,426,771	$4,604,950
Foreign Exchange
Contracts	—	—	2,780,204	—	2,780,204
Total	$(1,992,138)	$(829,683)	$2,780,204	$7,426,771	$7,385,154

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$890,504	$226,674	$—	$(2,848,197)	$(1,731,019)
Foreign Exchange
Contracts	—	—	260,651	—	260,651
Total	$890,504	$226,674	$260,651	$(2,848,197)	$(1,470,368)

WCM Alternatives:
Credit Event Fund
Equity Contracts				$(28,579)	$(28,579)
Total				$(28,579)	$(28,579)

** The amounts disclosed are included in net change in unrealized appreciation (depreciation) on investments.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
S.     LIBOR

The London Interbank Offered Rate, or “LIBOR,” is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. LIBOR may be available for different durations (e.g., 1 month or 3 months) and for different currencies. The terms of many investments, financings or other transactions to which the Funds may have exposure have been historically tied to LIBOR. LIBOR may be a significant factor in determining the Funds’ payment obligations under a derivative investment, the cost of financing to the Funds or an investment’s value or return to the Funds, and may be used in other ways that affect the Funds’ investment performance.

The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain investments of the Funds’ portfolio.

In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. However, there are obstacles to converting certain securities and transactions to a new reference rate. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of the Funds and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform. All of the aforementioned may adversely affect the Funds’ performance or NAV. Refer to Note 2 A. for a pricing description.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 3 — AGREEMENTS
The Funds’ investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement between TMF and the Adviser dated as of January 1, 2011 (the “TMF Advisory Agreement”) and pursuant to an investment advisory agreement between WCF, with respect to EDF and CEF, and the Adviser dated as of November 13, 2017 (the “EDF and CEF Advisory Agreement” and together with the TMF Advisory Agreement, the “Advisory Agreements”).

Under the terms of the TMF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of TMF’s average daily net assets. The Adviser has agreed until April 30, 2021 to reduce its advisory fee so that the advisory fee will be: (i) 1.00% of the first $2.0 billion in average daily net assets of TMF and (ii) 0.93% on average daily net assets above $2.0 billion (the “TMF Fee Waiver Agreement”). Investment advisory fees waived by the Adviser on behalf of TMF for the six months ended June 30, 2020 were $392,090.

Under the terms of the EDF and CEF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of EDF’s average daily net assets and 1.00% of CEF’s average daily net assets. The Adviser contractually agreed until April 30, 2021 to waive its investment advisory fee and to reimburse EDF for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.57% for Institutional Class shares and 1.82% for Investor Class shares (the “EDF Expense Limitation Agreement”). The Advisor has contractually agreed until December 31, 2020 to waive its investment advisory fee and to reimburse CEF for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.64% for Institutional Class shares and 1.89% for Investor Class shares (the “CEF Expense Limitation Agreement”). Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, acquired fund fees and expenses, and any extraordinary expenses. To the extent that the Adviser waives its investment advisory fee for EDF or CEF and/or reimburses EDF or CEF for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed. For the six months ended June 30, 2020 the Adviser

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 3 — AGREEMENTS (continued)
waived and reimbursed $10,228 of advisory fees and other expenses to EDF and for the six months ended June 30, 2020, the Adviser waived and reimbursed $52,926 of advisory fees and other expenses to CEF.

Investment advisory fees waived and expenses reimbursed on behalf of EDF and CEF that are subject to potential recovery by the Adviser are shown in the following table by year of expiration.

WCM Alternatives: Event-Driven Fund	Year of Expiration	Potential Recovery
	12/31/2023	$ 10,228

WCM Alternatives: Credit Event Fund	Year of Expiration	Potential Recovery
	12/31/2021	$173,278
	12/31/2022	$144,336
	12/31/2023	$ 52,926

Each of the TMF Fee Waiver Agreement, the EDF Expense Limitation Agreement and the CEF Expense Limitation Agreement may be terminated at any time by such Fund’s Board of Trustees. Certain officers of the Funds are also officers of the Adviser. Each Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the relevant Fund’s Trustees who are not interested persons of the Adviser or such Fund or by a vote of a majority of the outstanding voting securities of such Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

Note 4 — SHARES OF BENEFICIAL INTEREST
The Board of Trustees of each Fund has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
The Merger Fund
Investor Class	Shares	Amount	Shares	Amount
Issued	11,168,199	$189,738,338	22,139,549	$372,043,431
Issued as reinvestment
of dividends	—	—	671,088	11,522,587
Redeemed	(20,329,190)	(344,568,862)	(39,825,094)	(672,209,911)
Net Decrease	(9,160,991)	$(154,830,524)	(17,014,457)	$(288,643,893)

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 4 — SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
The Merger Fund (continued)	June 30, 2020		December 31, 2019
Institutional Class	Shares	Amount	Shares	Amount
Issued	38,117,085	$646,860,838	63,747,760	$1,069,624,980
Issued as reinvestment
of dividends	—	—	1,204,623	20,599,052
Redeemed	(25,916,522)	(436,520,014)	(30,358,811)	(510,505,208)
Net Increase	12,200,563	$210,340,824	34,593,572	$579,718,824

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
WCM Alternatives:
Event-Driven Fund	Shares	Amount	Shares	Amount
Investor Class
Issued	693,359	$7,145,713	980,466	$10,482,375
Issued as reinvestment
of dividends	—	—	36,828	404,005
Redeemed	(363,546)	(3,659,230)	(272,769)	(2,920,389)
Net Increase	329,813	$3,486,483	744,525	$7,965,991

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class	Shares	Amount	Shares	Amount
Issued	4,037,784	$42,232,018	7,467,678	$79,923,691
Issued as reinvestment
of dividends	—	—	411,433	4,525,763
Redeemed	(3,133,162)	(31,194,506)	(3,079,889)	(33,157,545)
Net Increase	904,622	$11,037,512	4,799,222	$51,291,909

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
WCM Alternatives:
Credit Event Fund	Shares	Amount	Shares	Amount
Investor Class
Issued	11,114	$115,934	39,549	$417,609
Issued as reinvestment
of dividends	—	—	1,284	13,380
Redeemed	(50,640)	(462,379)	(438)	(4,628)
Net Increase (Decrease)	(39,526)	$(346,445)	40,395	$426,361

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class	Shares	Amount	Shares	Amount
Issued	393,040	$4,049,266	55,741	$592,859
Issued as reinvestment
of dividends	—	—	13,006	135,910
Redeemed	(75,388)	(724,136)	(11,681)	(113,367)
Net Increase	317,652	$3,325,130	57,066	$615,402

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
TMF’s purchases and sales of securities for the six months ended June 30, 2020 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and securities sold short) in the aggregate were $2,061,600,159 and $2,007,278,923, respectively. EDF’s purchases and sales of securities for the six months ended June 30, 2020 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and securities sold short) in the aggregate were $252,587,244 and $277,829,114, respectively. CEF’s purchases and sales of securities for the six months ended June 30, 2020 (excluding short-term investments and swap contracts, reverse repurchase agreements and securities sold short) in the aggregate were $8,170,541 and $5,306,329, respectively. There were no purchases or sales of long-term U.S. Government securities by the Funds.

At December 31, 2019, the components of accumulated earnings gains (losses) on a tax basis were as follows:

		WCM Alternatives:	WCM Alternatives:
	The Merger Fund	Event-Driven Fund	Credit Event Fund
Cost of investments*	$3,137,936,052	$209,363,204	$4,396,020
Gross unrealized appreciation	185,222,949	10,307,702	157,590
Gross unrealized depreciation	(44,832,045)	(4,838,653)	(65,708)
Net unrealized
appreciation (depreciation)	$140,390,904	$5,469,049	$91,882
Undistributed ordinary income	—	4,752,552	30,339
Undistributed long-term capital gain	—	3,208,033	35,243
Total distributable earnings	$—	$7,960,585	$65,582
Other accumulated losses	(25,919,335)	(686,460)	—
Total accumulated gains (losses)	$114,471,569	$12,743,174	$157,464

*
Represents cost (including derivative contracts) for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales, constructive sales, PFIC mark to market, and unsettled short losses.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences are primarily related to foreign currency transactions and swap treatment. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2019, the following table shows the reclassifications made:

	Distributable Loss	Paid-in Capital
The Merger Fund	$4,322	$(4,322)
WCM Alternatives: Event-Driven Fund	$76,164	$(76,164)
WCM Alternatives: Credit Event Fund	$125	$(125)

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)
The tax components of dividends paid during the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:

			WCM Alternatives:		WCM Alternatives:
	The Merger Fund		Event-Driven Fund		Credit Event Fund
Investor Class	2020	2019	2020	2019	2020	2019
Ordinary Income	$—	$13,594,494	$—	$404,640	$—	$12,495
Long-Term Capital Gains	—	—	—	—	—	958
Total Distributions Paid	$—	$13,594,494	$—	$404,640	$—	$13,453

Institutional Class
Ordinary Income	$—	$28,505,531	$—	$4,526,978	$—	$126,453
Long-Term Capital Gains	—	—	—	—	—	9,457
Total Distributions Paid	$—	$28,505,531	$—	$4,526,978	$—	$135,910

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2019.

As of December 31, 2019, TMF had no post-October and $6,389,765 of late-year losses. As of December 31, 2019, CEF did not have any post-October ordinary losses deferred, on a tax basis. As of December 31, 2019, EDF did not have any post-October ordinary losses deferred, on a tax basis. As of December 31, 2019, TMF had $14,726,543 of short-term and no long-term capital loss carryover. As of December 31, 2019, EDF had no short-term or long-term capital loss carryover. As of December 31, 2019, CEF had no short-term or long-term capital loss carryover.

Note 6 — DISTRIBUTION PLAN
TMF has adopted an Amended and Restated Plan of Distribution (the “TMF Plan”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to TMF’s Investor Class shares. EDF has adopted a Plan of Distribution (the “EDF Plan”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to EDF’s Investor Class shares. CEF has adopted a Plan of Distribution (the “CEF Plan” and together with the TMF Plan and EDF Plan, the “Plans”) dated October 31, 2017, pursuant to Rule 12b-1 under the 1940 Act that applies to CEF’s Investor Class shares. Under each Plan, a Fund may pay the Fund’s distributor for certain of the distribution and shareholder service expenses associated with the Fund’s Investor Class shares, as well as to reimburse the distributor for payments made to any broker-dealer or other financial intermediary with whom the Fund has entered into a contract to distribute the Fund’s Investor Class shares, or any other qualified financial services firm, to compensate those

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 6 — DISTRIBUTION PLAN (continued)
broker-dealers, intermediaries or firms for distribution and/or shareholder-related services with respect to the Fund’s Investor Class shares held or purchased by their respective customers or in connection with the purchase of the Fund’s Investor Class shares attributable to their efforts. Under each Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets attributable to the respective Fund’s Investor Class shares, which may be payable as a distribution fee or a service fee for providing permitted recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended June 30, 2020, TMF incurred $1,167,926 pursuant to the TMF Plan in respect of TMF’s Investor Class shares. For the six months ended June 30, 2020, EDF incurred $25,149 pursuant to the EDF Plan in respect of EDF’s Investor Class shares. For the six months ended June 30, 2020, CEF incurred $420 pursuant to the CEF Plan in respect of CEF’s Investor Class shares. Each Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the relevant Fund’s Trustees, including a majority of the non-interested Trustees, or a majority of the relevant Fund’s outstanding Investor Class shares.

Note 7 — OFFSETTING ASSETS AND LIABILITIES
Each Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)
The Merger Fund
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	in the	in the
	Amounts of	Statement	Statement
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward Currency
Exchange Contracts —
JP Morgan Chase
& Co., Inc.	$1,920,029	$1,500,506	$419,523	$—	$—	$419,523
Forward Currency
Exchange Contracts —
Goldman,
Sachs & Co.	41,620	41,620	—	—	—	—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	8,679,558	7,614,137	1,065,421	—	—	1,065,421
Swap Contracts —
JPMorgan Chase
& Co., Inc.	12,459,480	1,399,443	11,060,037	—	—	11,060,037
Swap Contracts —
Goldman,
Sachs & Co.	35,737,502	35,737,502	—	—	—	—
	$58,838,189	$46,293,208	$12,544,981	$—	$—	$12,544,981

Liabilities:
Description
Written Option
Contracts**	$23,080,007	$—	$23,080,007	$—	$23,080,007	$—
Forward Currency
Exchange Contracts —
JP Morgan Chase
& Co., Inc.	1,500,506	1,500,506	—	—	—	—
Forward Currency
Exchange Contracts —
Goldman,
Sachs & Co.	179,136	41,620	137,516	—	137,516	—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	7,614,137	7,614,137	—	—	—	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	1,399,443	1,399,443	—	—	—	—
Swap Contracts —
Goldman,
Sachs & Co.	52,042,008	35,737,502	16,304,506	—	16,304,506	—
	$85,815,237	$46,293,208	$39,522,029	$—	$39,522,029	$—

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)
WCM Alternatives: Event-Driven Fund
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	in the	in the
	Amounts of	Statement	Statement
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward Currency
Exchange Contracts —
JP Morgan Chase
& Co., Inc.	$299,291	$299,291	$—	$—	$—	$—
Forward Currency
Exchange Contracts —
Goldman,
Sachs & Co.	4,399	983	3,416	—	—	3,416
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	1,368,905	813,900	555,005	—	—	555,005
Swap Contracts —
JPMorgan Chase
& Co., Inc.	5,434,255	5,434,255	—	—	—	—
Swap Contracts —
Goldman,
Sachs & Co.	8,876,752	8,876,752	—	—	—	—
	$15,983,602	$15,425,181	$558,421	$—	$—	$558,421

Liabilities:
Description
Written Option
Contracts**	$4,670,403	$—	$4,670,403	$—	$4,670,403	$—
Forward Currency
Exchange Contracts —
JP Morgan Chase
& Co., Inc.	318,005	299,291	18,714	—	18,714	—
Forward Currency
Exchange Contracts —
Goldman,
Sachs & Co.	983	983	—	—	—	—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	813,900	813,900	—	—	—	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	6,030,603	5,434,255	596,348	—	596,348	—
Swap Contracts —
Goldman,
Sachs & Co.	10,053,918	8,876,752	1,177,166	—	1,177,166	—
	$21,887,812	$15,425,181	$6,462,631	$—	$6,462,631	$—

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)
WCM Alternatives: Credit Event Fund
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	in the	in the
	Amounts of	Statement	Statement
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	$14,467	$14,467	$—	$—	$—	$—
Swap
Contracts —
Goldman,
Sachs & Co.	122,687	101,229	21,458	—	—	21,458
	$137,154	$115,696	$21,458	$—	$—	$21,458

Liabilities:
Description
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	$75,541	$14,467	$61,074	$—	$61,074	$—
Swap
Contracts —
Goldman,
Sachs & Co.	101,229	101,229	—	—	—	—
	$176,770	$115,696	$61,074	$—	$61,074	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown.
**	JPMorgan Chase & Co., Inc. is the prime broker for all written option contracts held by the Funds as of June 30, 2020.

Note 8 — SECURITIES LENDING
Effective November 13, 2018, TMF became authorized to engage in securities lending in order to generate additional income. TMF is able to lend to approved borrowers. TMF’s custodian, U.S. Bank N.A. serves as the lending agent for TMF, pursuant to a Securities Lending Agreement (the “Securities Lending Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Mount Vernon Liquid Assets Portfolio, LLC. TMF retains loan fees and the interest on cash collateral

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 8 — SECURITIES LENDING (continued)
investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to TMF). Upon termination of a loan, TMF is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by TMF or the borrower at any time.

The net income earned on securities lending (after payment of rebates and U.S Bank N.A.’s fee) is included on the Statements of Operations as Securities lending income (net). TMF also received payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agreement, U.S Bank N.A. marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loaned securities that are non-U.S. securities), U.S. Bank N.A. requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities).

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the Schedule of Investments. At June 30, 2020, the value of outstanding securities on loan and the value of collateral investment were as follows:

	Value of	Cash	Total value
	Securities	Collateral Posted	of Collateral
	on Loan	by Borrower	Investments
Mount Vernon Liquid Asset Portfolio, LLC*	$30,629,215	$31,275,752	$31,275,752

*	Please refer to the Schedule of Investments to view classification as this instrument is classified as a short-term fund and is not a registered money market fund.

TMF bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, TMF may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, TMF may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 8 — SECURITIES LENDING (continued)
TMF is not subject to a master netting agreement with respect to securities lending.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, U.S Bank N.A. has agreed to indemnify TMF from losses resulting from a borrower’s failure to return a loaned security.

Note 9 — TRANSACTIONS WITH AFFILIATED PARTIES
A company is considered to be an affiliate of the Fund under the 1940 Act if the Fund’s holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the six months ended June 30, 2020 are as follows:

	Number of
	shares held at			Number of
	December 31,	Gross	Gross	shares held at
Name of issuer	2019	additions	reductions	June 30, 2020
Subversive Capital
Acquisition
Corporation Class A	—	3,038,321	—	3,038,321
Trident Acquisitions
Corporation	654,925	—	—	654,925

			Net increase
		Amount of	in unrealized	Realized capital
	Value at	dividends for	appreciation	gain (loss)
	June 30, 2020	the period	for the period	for the period
Subversive Capital
Acquisition
Corporation Class A	$30,231,294	$—	$747,689	$—
Trident Acquisitions
Corporation	7,269,667	—	683,007	—

Note 10 — COVID-19
During the period, an outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 emerged and spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. These impacts also have caused, and may continue to contribute to, significant market volatility, exchange trading suspensions and closures, and declines in global financial markets,

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2020 (Unaudited)

Note 10 — COVID-19 (continued)
which have caused losses for investors. The COVID-19 pandemic and its effects may last for an extended period of time, and could result in a substantial economic downturn or recession. Health crises caused by the outbreak of COVID-19 (or similar outbreaks of infectious disease) and governmental responses thereto may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of the COVID-19 outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the global economy, the economies of individual countries, and the financial performance of individual companies, sectors, industries, asset classes, and markets in significant and unforeseen ways. Any such impact could adversely affect the value and liquidity of a Fund’s investments, limit severely the Fund’s investment opportunity set, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance. In addition, the outbreak of COVID-19 or similar infectious diseases, and measures taken to mitigate their effects, could result in disruptions to the services provided to the Funds by its service providers, leading to operational delays and failures and additional investment losses. Issues arising out of or related to this recent health crisis and governmental and business responses thereto may cause one or more events in which the Funds have invested to fail to close or occur as expected by the Adviser, leading to a Fund experiencing investment losses.

Note 11 — SUBSEQUENT EVENTS
Management has evaluated events and transactions occurring after June 30, 2020 through the date that the financial statements were issued and has determined that no additional disclosure in the financial statements is required.

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2019, certain dividends paid by the Funds may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2019 was 33.26% for TMF and 10.89% for EDF and 0.00% for CEF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2019 was 23.00% for TMF and 7.52% for EDF and 1.04% for CEF.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2019 was 78.63% for TMF and 32.41% for EDF and 5.78% for CEF.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds generally vote proxies relating to portfolio securities may be obtained without charge by calling the Funds’ Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Parts F of Form N-PORT are available on the SEC’s website at www.sec.gov. Once filed, the most recent Parts F of Form N-PORT will also be available without charge, upon request, by calling 1-800-343-8959.

The Merger Fund and Westchester Capital Funds
PRIVACY POLICY

We collect the following non-public personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to non-affiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your non- public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

THIS PRIVACY POLICY IS NOT A PART OF THE SEMI-ANNUAL REPORT.

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY 10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
(800) 343-8959

Distributor
Compass Distributors, LLC
Three Canal Plaza, 3rd Floor
Portland, ME 04101

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Abraham R. Cary, Secretary
Christopher Colomb, Principal Financial Officer

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

This report is authorized for distribution only when
preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.  Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title)*    /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date    9/1/2020

By (Signature and Title)*    /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date    9/1/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date    9/1/2020

By (Signature and Title)*    /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date    9/1/2020

* Print the name and title of each signing officer under his or her signature.